Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	PFMT
Entity Registrant Name	Performant Financial Corp
Entity Central Index Key	0001550695
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 32,204	$ 20,004	$ 11,078
Trade accounts receivable, net of allowance for doubtful accounts and estimated allowance for appeals	24,132
Deferred income taxes	5,132
Prepaid expenses and other current assets	2,451
Income tax receivable	800
Debt issuance costs, current portion	1,140
Total current assets	65,859
Property, equipment, and leasehold improvements, net	18,237	14,915	13,525
Identifiable intangible assets, net	37,177	36,516	52,959
Goodwill	81,572
Debt issuance costs	4,112
Other assets	671
Total assets	207,628
Current liabilities:
Current maturities of notes payable	11,040	8,134	12,500
Accrued salaries and benefits	6,344
Accounts payable	1,578
Other current liabilities	8,213
Deferred revenue	2,499
Estimated liability for appeals	3,655
Total current liabilities	33,329
Notes payable, net of current portion	139,489	87,051	96,633
Deferred income taxes	14,604
Other liabilities	2,890
Total liabilities	190,312
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $0.0001 par value	4
Additional paid-in capital	35,186
Accumulated deficit	(17,874)
Total stockholders' (deficit) equity	17,316	42,543
Total liabilities, redeemable preferred stock, and stockholders' (deficit) equity	207,628
Restated
Current assets:
Cash and cash equivalents		20,004	11,078
Trade accounts receivable, net of allowance for doubtful accounts and estimated allowance for appeals		19,398	14,006
Deferred income taxes		5,348	2,170
Prepaid expenses and other current assets		3,292	3,198
Debt issuance costs, current portion		595	1,254
Total current assets		48,637	31,706
Property, equipment, and leasehold improvements, net		14,915	13,525
Identifiable intangible assets, net		36,516	52,959
Goodwill		81,572	81,572
Debt issuance costs			595
Other assets		659	1,033
Total assets		182,299	181,390
Current liabilities:
Current maturities of notes payable		8,134	12,500
Accrued salaries and benefits		7,138	4,596
Accounts payable		60	63
Other current liabilities		8,945	3,761
Deferred revenue		2,214
Estimated liability for appeals		450
Total current liabilities		26,941	20,920
Notes payable, net of current portion		87,051	96,633
Line of credit, drawn		8,198	8,198
Deferred compensation		1,761	1,761
Deferred income taxes		14,647	21,109
Other liabilities		1,158	2,610
Total liabilities		139,756	151,231
Commitments and contingencies
Redeemable preferred stock
Series A convertible preferred stock, $0.0001 par value		58,248	51,753
Stockholder's (deficit) equity:
Due from stockholders		(2,266)	(2,158)
Common stock, $0.0001 par value		4	4
Additional paid-in capital		19,371	19,251
Accumulated deficit		(32,814)	(38,691)
Total stockholders' (deficit) equity		(15,705)	(21,594)
Total liabilities, redeemable preferred stock, and stockholders' (deficit) equity		$ 182,299	$ 181,390

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011 Restated	Dec. 31, 2010 Restated
Allowance for doubtful accounts	$ 64	$ 77	$ 45
Estimated allowance for appeals	$ 1,112	$ 484	$ 101
Series A convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A convertible preferred stock, Authorized shares	0	18,000,000	18,000,000
Series A convertible preferred stock, issued shares	0	5,296,000	5,296,000
Series A convertible preferred stock, outstanding shares	0	5,296,000	5,296,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized shares	500,000,000	60,000,000	60,000,000
Common stock, issued shares	45,321,000	37,667,000	37,667,000
Common stock, outstanding shares	45,321,000	37,667,000	37,667,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 53,400	$ 42,009	$ 154,099	$ 120,333
Operating expenses:
Salaries and benefits	21,003	16,456	59,426	50,437
Other operating expenses	18,240	13,613	53,053	35,193
Total operating expenses	39,243	30,069	112,479	85,630
Income from operations	14,157	11,940	41,620	34,703
Debt extinguishment costs			(3,679)
Interest expense	(3,175)	(3,366)	(9,329)	(10,213)
Interest income	2	31	64	94
Income before provision for income taxes	10,984	8,605	28,676	24,584
Provision for income taxes	4,601	3,439	11,698	9,839	7,516	6,664	3,071
Net income	6,383	5,166	16,978	14,745	12,372	9,975	5,010
Accrual for preferred stock dividends		1,660	2,038	4,785
Net income available to common shareholders	6,383	3,506	14,940	9,960
Net income (loss) per share attributable to common shareholders
Basic	$ 0.14	$ 0.08	$ 0.34	$ 0.23
Diluted	$ 0.13	$ 0.08	$ 0.32	$ 0.22
Weighted average shares
Basic	44,337	42,962	43,519	42,962	42,962	42,962	42,962
Diluted	47,811	45,024	47,164	44,646	45,742	45,019	42,962
Restated
Revenues					162,974	123,519	109,832
Operating expenses:
Salaries and benefits					67,082	58,113	53,728
Other operating expenses					49,199	33,655	32,110
Impairment of trade name					13,400
Total operating expenses					129,681	91,768	85,838
Income from operations					33,293	31,751	23,994
Interest expense					(13,530)	(15,230)	(16,017)
Interest income					125	118	104
Income before provision for income taxes					19,888	16,639	8,081
Provision for income taxes					7,516	6,664	3,071
Net income					12,372	9,975	5,010
Accrual for preferred stock dividends					6,495	5,771	5,128
Net income available to common shareholders					$ 5,877	$ 4,204	$ (118)
Net income (loss) per share attributable to common shareholders
Basic					$ 0.14	$ 0.1	$ 0
Diluted					$ 0.13	$ 0.09	$ 0
Weighted average shares
Basic					42,962	42,962	42,962
Diluted					45,742	45,019	42,962
Pro forma net income per share (unaudited)
Basic					$ 0.12
Diluted					$ 0.11
Weighted average shares used in computing pro forma net income per share (unaudited)
Basic					49,669
Diluted					52,448

Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Redeemable Preferred Stock Series A Convertible Preferred Stock	Series A Convertible Preferred Stock	Due From Stockholders	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, (as Reported) at Jan. 01, 2009	$ 14,166		$ 40,854	$ (2,169)	$ 4	$ 18,254	$ (42,777)
Balance, (as Reported) (in shares) at Jan. 01, 2009			5,296,000		37,667,000
Balance, (as Restated) at Jan. 01, 2009	(26,688)	40,854		(2,169)	4	18,254	(42,777)
Balance, (as Restated) (in shares) at Jan. 01, 2009		5,296,000			37,667,000
Adjustment (in shares)		5,296,000	(5,296,000)
Adjustment	(40,854)	40,854	(40,854)
Increase in redemption value of Series A preferred stock	(5,128)	5,128					(5,128)
Interest on notes receivable from stockholders	(98)			(98)
Stock-based compensation expense	580			106		474
Net income	5,010						5,010
Balance at Dec. 31, 2009
Balance, (as Restated) at Dec. 31, 2009	(26,324)	45,982		(2,161)	4	18,728	(42,895)
Balance, (as Restated) (in shares) at Dec. 31, 2009		5,296,000			37,667,000
Increase in redemption value of Series A preferred stock	(5,771)	5,771					(5,771)
Interest on notes receivable from stockholders	(103)			(103)
Stock-based compensation expense	629			106		523
Net income	9,975						9,975
Balance at Dec. 31, 2010
Balance, (as Restated) at Dec. 31, 2010	(21,594)	51,753		(2,158)	4	19,251	(38,691)
Balance, (as Restated) (in shares) at Dec. 31, 2010		5,296,000			37,667,000
Increase in redemption value of Series A preferred stock	(6,495)	6,495					(6,495)
Interest on notes receivable from stockholders	(108)			(108)
Stock-based compensation expense	120					120
Net income	12,372						12,372
Balance at Dec. 31, 2011	42,543		58,248	(2,266)	4	19,371	(32,814)
Balance, (as Reported) (in shares) at Dec. 31, 2011			5,296,000		37,667,000
Balance, (as Restated) at Dec. 31, 2011	(15,705)	58,248		(2,266)	4	19,371	(32,814)
Balance, (as Restated) (in shares) at Dec. 31, 2011		5,296,000			37,667,000
Adjustment (in shares)		5,296,000	(5,296,000)
Adjustment	(58,248)	58,248	(58,248)
Increase in redemption value of Series A preferred stock	(2,038)	2,038					(2,038)
Conversion of Series A Preferred Stock to Series B Preferred Stock which was immediately redeemed for cash		(60,286)
Conversion of Series B Preferred Stock to common stock, Shares		(5,296,000)			5,296,000
Conversion of Series B Preferred Stock to common stock
Exercise of stock options (in shares)					213,000
Exercise of stock options	137					137
Issuance of stock (in shares)					2,243,000
Issuance of stock	15,640					15,640
Purchase of treasury stock (in shares)					(98,000)
Purchase of treasury stock	(1,225)					(1,225)
Interest on notes receivable from stockholders	(57)			(57)
Repayment of note receivable from stockholders	2,323			2,323
Stock-based compensation expense	883					883
Income tax benefit from employee stock options	380					380
Net income	16,978						16,978
Balance at Sep. 30, 2012	$ 17,316				$ 4	$ 35,186	$ (17,874)
Balance (in shares) at Sep. 30, 2012					45,321,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 16,978	$ 14,745	$ 12,372	$ 9,975	$ 5,010
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of asset	52				52
Depreciation, amortization, and impairment of intangible assets	7,002	5,712	21,166	7,213	9,624
Write-off of unamortized debt issuance costs	335
Deferred income taxes	173		(9,640)	32	(2,924)
Stock-based compensation	883	83	120	629	580
Interest Expense Debt Issuance Costs and Amortization	946	947	1,254	1,997	3,027
Interest income on notes receivable from stockholders	(57)	(80)	(108)	(103)	(98)
Changes in operating assets and liabilities:
Trade accounts receivable	(4,734)	(3,216)	(5,392)	1,610	(1,431)
Prepaid expenses and other current assets	841	1,937	(94)	(664)	(1,392)
Income tax receivable	(800)
Other assets	(12)	30	372	(394)	(116)
Accrued salaries and benefits	(794)	1,141	2,542	(69)	1,349
Accounts payable	1,518	363	(3)	(255)	(91)
Other current liabilities	(1,262)	4,434	5,184	(1,882)	1,015
Income taxes payable	(90)
Deferred revenue	285		2,214
Estimated liability for appeals	3,205		450
Other liabilities	306	(91)	(1,452)	125	1,028
Net cash provided by operating activities	24,775	26,005	28,985	18,214	15,633
Cash flows from investing activities:
Purchase of property, equipment, and leasehold improvements	(7,355)	(4,237)	(6,111)	(4,921)	(4,877)
Purchase of perpetual software license and computer equipment	(837)
Net cash used in investing activities	(8,192)	(4,237)	(6,111)	(4,921)	(4,877)
Cash flows from financing activities:
Borrowing under notes payable	156,000
Borrowing under line of credit	4,500				948
Redemption of preferred stock	(60,286)
Repayment of notes payable	(100,656)	(11,074)	(13,948)	(9,967)	(10,865)
Repayment of line of credit	(12,698)
Debt issuance costs paid	(3,061)			(1,172)	(1,023)
Proceeds from exercise of stock options	137
Proceeds from issuance of stock	12,844
Receipt from stockholders	2,323
Payment to stockholders	(1,761)
Purchase of treasury stock	(1,225)
Payment of purchase obligation	(500)
Net cash used in financing activities	(4,383)	(11,074)	(13,948)	(11,139)	(10,940)
Net increase in cash and cash equivalents	12,200	10,694	8,926	2,154	(184)
Cash and cash equivalents at beginning of year	20,004	11,078	11,078	8,924	9,108
Cash and cash equivalents at end of year	32,204	21,772	20,004	11,078	8,924
Noncash financing activities:
Note payable payment-in-kind					3,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes	12,415	9,425	15,830	6,209	9,397
Cash paid for interest	8,358	8,489	12,246	13,048	14,095
Cash paid as debt extinguishment	3,344
Supplemental disclosure of non-cash investing and financing activities:
Obligation to sellers of perpetual license	3,250
Issuance of common stock as part of debt issuance costs	$ 2,796

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies
(1)	Organization and Summary of Significant Accounting Policies

(a)	Organization

These consolidated financial statements of Performant Financial Corporation and subsidiaries (the Company) include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary DCS Business Services, Inc. (DCSBS), and DCSBS’ wholly owned subsidiaries Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI). PFC is a Delaware corporation headquartered in California and was formed in 2003. DCSBS is a Nevada corporation founded in 1997. DCS is a California corporation founded in 1976. VFI is a California corporation that was formed in 2004.

The Company is a leading provider of collections and default management services for various forms of delinquent debt for the U.S. Department of Education, state and national guarantors of student loans, and defaulted debts owed to the federal and state governments. The Company contracts with its clients to provide collection services on a contingency-fee basis. The Company has collection offices in California, Oregon, Pennsylvania, and Texas. The Company also provides services to the Federal Department of Health and Human Services Centers for Medicare and Medicaid Services, where the Company audits and recovers improper payments made by Medicare for medical claims submitted by healthcare providers. VFI offers risk management services that enable financial institutions to proactively manage private student loan portfolios to mitigate the incidence of nonperforming loan assets.

(b)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s common shares. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to Additional paid-in capital. Concurrently with the stock split, the authorized common stock was increased from 25,000,000 shares to 60,000,000 shares.

(c)	Restatement

These financial statements have been restated to correct an error in the balance sheet presentation of the Company’s Series A Convertible Preferred shares (the Shares). The purpose of the restatement is to classify the balances outside of permanent equity, as they are redeemable at the option of the holders via conversion units, as more fully described in Note 6. The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
2011
Redeemable preferred stock	$-	58,248	58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

2010
Redeemable preferred stock	$-	51,753	51,753
Total stockholders equity/deficit	30,159	(21,594)	(51,753)

As the conversion of the Shares discussed above results in the issuance of common shares, we have corrected the weighted average shares outstanding and earnings per share disclosures. The per share impact of these changes is shown below.

	As originally reported	As adjusted	Effect of the change
2011
Net income (loss) per share attributable to common shareholders:
Basic	$0.16	$0.14	$(0.02)
Diluted	$0.15	$0.13	$(0.02)
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	40,446	45,742	5,296
2010
Net income (loss) per share attributable to common shareholders:
Basic	$0.11	$0.10	$(0.01)
Diluted	$0.11	$0.09	$(0.02)
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	39,723	45,019	5,296
2009
Net income (loss) per share attributable to common shareholders:
Basic	$0.00	$0.00	$-
Diluted	$0.00	$0.00	$-
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	38,985	42,962	3,977

The restatement had no effect on the cash flows from operating, investing, or financing activities. The restatement also impacted Note 1(t).

Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates may be returned to providers following successful appeal. At December 31, 2011, a total of $934,000 was presented as an allowance against accounts receivable, representing the Company’s estimate of claims that may be overturned. Of this amount, $484,000 was related to amounts in accounts receivable and $450,000 was related to commissions which had already been received. The Company has changed the presentation in its financial statements of its estimated liability with respect to commissions which have been received from an allowance against accounts receivable to a liability captioned “estimated liability for appeals” at December 31, 2011. The $450,000 amount presented in the balance sheet caption “estimated liability for appeals” at December 31, 2011, represents the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected and recognized as revenues at such date. In addition to amounts accrued at December 31, 2011, the Company estimates that it is reasonably possible that it could be required to pay up to an additional approximately $750,000 as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenue in the applicable period would be reduced by the amount of the excess.

(d)	Principles of Consolidation

These consolidated financial statements include the accounts of PFC, DCSBS, VFI, and DCS. All intercompany accounts and transactions have been eliminated in consolidation.

(e)	Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of consolidated financial statements, in conformity with U.S. generally accepted accounting principles (U.S. GAAP), requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include the carrying value of property, equipment, and leasehold improvements; the allowance for doubtful accounts; and the carrying value of goodwill and identifiable intangible assets. Actual results could differ from those estimates.

(f)	Cash and Cash Equivalents

Cash and cash equivalents include demand deposits and highly liquid debt instruments with original maturities of three months or less when purchased. These investments can include money market funds that invest in highly liquid U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, and commercial paper.

The Company collects monies on behalf of its clients. Cash is often held on behalf of the clients in various trust accounts and is subsequently remitted to the clients based on contractual agreements. Cash held in these trust accounts for contracting agencies is not included in the Company’s assets (Note 11(a)).

(g)	Hosted Service Installation and Implementation Deliverables

In 2008, the Company entered into a long-term contract to provide hosted services to a client beginning in March 2009. The Company determined that certain installation and implementation deliverables were not separate units of accounting within the contract, and should be combined for revenue recognition purposes with the hosted service deliverable. Accordingly, revenue for these contract elements is being taken ratably from the commencement of hosted services in March 2009 through the contract period of March 2018. Additionally, the Company deferred the direct incremental costs associated with the installation and implementation deliverables, with the costs being expensed ratably from the March 2009 commencement of services through March 2018.

(h)	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, net of accumulated depreciation. Furniture and equipment are depreciated using the straight-line method over estimated useful lives ranging from 3 to 7 years. Buildings are depreciated using the straight-line method over 31.5 years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated life of the asset or the remaining term of the lease. Computer software and computer hardware are depreciated using the straight-line method over 3 years and 5 years, respectively.

Maintenance and repairs are charged to expense as incurred. Improvements that extend the useful lives of assets are capitalized.

When property is sold or retired, the cost and the related accumulated depreciation are removed from the consolidated balance sheet and any gain or loss from the transaction is included in the consolidated statements of operations.

(i)	Goodwill and Other Intangible Assets

Goodwill represents the excess of purchase price and related costs over the fair value assigned to the net assets of businesses acquired. Goodwill is not amortized, but instead is reviewed for impairment at least annually. Impairment is the condition that exists when the carrying amount of goodwill is not recoverable and its carrying amount exceeds its fair value. In accordance with Accounting Standard Update (ASU) 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, the Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2011, and concluded that there was no need to perform an impairment test. The Company applied impairment tests to its goodwill and determined that no impairment loss had occurred during 2010 and 2009.

Identifiable intangible assets consist of customer contracts and related relationships, trademarks and trade names, and covenants not to compete. Customer contracts and related relationships are amortized over their estimated useful life of 20 years. Covenants not to compete are amortized over their contractual terms of 2 to 5 years. Trademarks and trade names have been determined to have an indefinite life, and are not amortized.

(j)	Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets or intangibles may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2011, the Company recorded $13,400,000 of impairment expense to write off the carrying amount of the trade name intangible asset due to the Company’s contemplation of the retirement of the Diversified Collection Services, Inc. (DCS) trade name. The Company considers it unlikely that the DCS name will be used in the future. There was no impairment expense for intangible assets in 2010. The Company recorded $2,568,000 of impairment expense to reduce the carrying amount of the intangible asset due to the loss of a customer during 2009.

(k)	System Developments

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASC) Subtopic 350-40, Internal-Use Software, which specifies that costs incurred during the application stage of development should be capitalized. All other costs are expensed as incurred. During 2009, 2010 and 2011, costs of $2,484,000, 2,112,000 and $2,532,000 respectively, were capitalized for projects in the application stage of development, with depreciation expense of $1,126,000, $1,469,000 and $2,080,000 respectively, for completed projects.

(l)	Debt Issuance Costs

Debt issuance costs represent loan, legal, and accounting fees paid in connection with the issuance of long-term debt. Debt issuance cost is amortized to interest expense in accordance with key terms of the notes as amended.

(m)	Revenues and Accounts Receivable

Collection revenue is recognized upon the collection of defaulted loan and debt payments. Bonus revenue is recognized upon receipt of official notification of bonus award from customers. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients.

For the year ended December 31, 2009, the Company had 3 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 3 clients is summarized in the table below (in thousands):

Description	2009 Revenue	Percent of total revenue
1	$25,915	23.6%
2	19,670	17.9%
3	12,496	11.4%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 4 clients is summarized in the table below (in thousands):

Description	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 5 clients is summarized in the table below (in thousands):

Description	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

The Company derived approximately 24%, 23% and 19% of revenues in 2009, 2010 and 2011, respectively, from a contract with one customer. Revenue from the largest three customers was 53%, 53% and 50% of total revenue in 2009, 2010 and 2011, respectively. Accounts receivable due from these three customers were 41%, 41% and 25% of total trade receivables at December 31, 2009, 2010 and 2011, respectively. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company determines the allowance for doubtful accounts by specific identification. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(n)	Legal Expenses

The Company recognizes legal fees related to litigation as they are incurred.

(o)	Comprehensive Income

The Company has no components of comprehensive income other than its net income. Accordingly, comprehensive income is equivalent to net income.

(p)	Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, short-term debt and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values based on quoted market values or due to their short-term maturities. The carrying values of short-term debt, and long-term debt approximate fair value due to their variable interest rates, which approximate market rates.

(q)	Income Taxes

The Company accounts for income taxes under the asset-and-liability method. Deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying value of assets and liabilities for financial reporting purposes and for taxation purposes. Deferred income tax assets and liabilities are measured using the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, included in FASB ASC Subtopic 740-10, Income Taxes—Overall, as of January 1, 2009, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Prior to the adoption of Interpretation No. 48, the Company recognized the effect of income tax positions only if such positions were probable of being sustained.

The Company believes its tax positions to be highly certain and thus has recorded no tax reserves during the years ended December 31, 2009, 2010 and 2011.

The Company records interest expense and penalties related to unrecognized tax benefits in selling, general, and administrative expenses. There were no interest or penalties related to uncertain tax positions incurred during the year ended December 31, 2009, 2010 and 2011.

(r)	Preferred Stock

The carrying amounts of preferred stock are periodically increased by amounts representing dividends not currently declared or paid, but which would be payable under certain redemption features. Such increases in carrying amounts are recorded against retained earnings.

(s)	Stock Options

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards, such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model.

FASB ASC Topic 718 also requires that excess tax benefits recognized in equity related to stock option exercises are reflected as financing cash inflows. While the Company did not have such tax benefits of deductions resulting from the exercise of stock options in 2009, 2010 and 2011, to the extent they occur, future benefits will be so presented.

(t)	Earnings per Share

Basic income per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding during the period plus the weighted average number of Series A preferred shares outstanding during the period. The Series A shares are included in the basic denominator because they can be converted into common shares for no cash consideration (via conversion units as further described in Note 6), and are thus considered outstanding common shares in computing basic earnings per share. Diluted income per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares and dilutive common share equivalents outstanding during the period. Our common share equivalents consist of stock options and restricted stock awards and units.

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2009	2010	2011
Weighted average shares outstanding—basic	42,962	42,962	42,962
Dilutive effect of stock options	0	2,057	2,780

Weighted average shares outstanding—diluted	42,962	45,019	45,742

(u)	Pro Forma Net Income Per Share (unaudited)

In accordance with paragraph 3420.2 of the “SEC Division of Corporation Finance—Financial Reporting Manual”, a pro-forma calculation is presented on the face of the consolidated statement of operations regarding distributions to owners made at or prior to the closing of an initial public offering. In addition to historical basic and diluted weighted average shares outstanding, the pro-forma earnings per share calculation includes the following:

•

The number of offering shares that would be necessary to issue to redeem the remaining $58.2 million of Series B preferred stock that were outstanding as of December 31, 2011. At an offering price of $9 per share, approximately 6,473,000 shares would be required to be issued to redeem these remaining shares of series B preferred stock;

•

The number of offering shares that would be necessary to issue to pay Parthenon Capital Partners for the termination of the Advisory Services Agreement of $1.3 million. At an offering price of $9 per share, approximately 144,000 shares would be required to be issued to pay Parthenon Capital Partners the termination fee; and

•

The number of offering shares that would be necessary to pay the 1% transaction fee of $810,000 to Parthenon Capital Partners. At an offering price of $9 per share, approximately 90,000 shares would be required to be issued to pay Parthenon Capital Partners the transaction fee.

For purposes of the pro-forma per share calculation, the number of offering shares that would be required for each of the above, totaling approximately 6,707,000, have been added to the denominator for purposes of the pro forma disclosure.

(v)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a nonpublic entity, the ASU is effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of operations by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update No. 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of operations in 2012.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on the consolidated financial statements.

(w)	Reclassifications

Certain reclassifications have been made to the 2009 and 2010 balances to conform to the 2011 presentation. Such reclassifications have no effect on net income or retained earnings as previously reported.

Property, Equipment, and Leasehold Improvements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Equipment, and Leasehold Improvements
3.	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements consist of the following at December 31, 2011 and September 30, 2012 (in thousands):

	December 31, 2011	September 30, 2012
Land	$1,767	$1,767
Building and leasehold improvements	4,797	5,019
Furniture, equipment, and automobile	3,612	4,125
Computer hardware and software	31,197	37,803

Total	41,373	48,714

Less accumulated depreciation and amortization	(26,458)	(30,477)

Total	$14,915	$18,237

Depreciation and amortization expense of property, equipment and leasehold improvements was $1.2 million and $1.5 million for the three months ended September 30, 2011 and 2012, respectively, and $3.4 million and $4.3 million for the nine months ended September 30, 2011 and 2012, respectively.

(2)	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements consist of the following at December 31, 2010 and 2011 (in thousands):

	2010	2011
Land	$ 1,767	1,767
Building and leasehold improvements	4,672	4,797
Furniture, equipment, and automobile	3,310	3,612
Computer hardware and software	25,630	31,197

	35,379	41,373
Less accumulated depreciation and amortization	(21,854)	(26,458)

	$ 13,525	14,915

Depreciation and amortization of property, equipment, and leasehold improvements amounted to $3,828,000, $4,168,000 and $4,721,000 in 2009, 2010 and 2011, respectively.

Identifiable Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Identifiable Intangible Assets
4.	Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2011 and September 30, 2012 (in thousands):

December 31, 2011	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,046	$(25,530)	$36,516
Covenants not to compete	3,600	(3,600)	—

Total intangible assets	$65,646	$(29,130)	$36,516

September 30, 2012	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,198	$(27,838)	$34,360
Covenants not to compete	3,600	(3,600)	—
Perpetual license	3,250	(433)	2,817

Total intangible assets	$69,048	$(31,871)	$37,177

For the three and nine months ended September 30, 2011, amortization expense related to intangible assets amounted to $0.8 million and $2.3 million respectively. For the three and nine months ended September 30, 2012, amortization expense related to intangible assets amounted to $0.9 million and $2.7 million, respectively.

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$933
2013	3,731
2014	3,731
2015	3,731
2016	3,696
Thereafter	21,355

Total	$37,177

(3)	Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2010 and 2011 (in thousands):

December 31, 2010	Gross value	Accumulated amortization	Net value
Customer contracts and related relationships	$62,046	(22,487)	39,559
Covenants not to compete	3,600	(3,600)	—
Trademarks and trade names	13,400	—	13,400

Total identifiable intangible assets	$79,046	(26,087)	52,959

December 31, 2011	Gross value	Accumulated amortization	Net value
Customer contracts and related relationships	$62,046	(25,530)	36,516
Covenants not to compete	3,600	(3,600)	—

Total identifiable intangible assets	$65,646	(29,130)	36,516

Amortization of intangible assets amounted to $3,227,000, $3,043,000 and $3,043,000 in 2009, 2010 and 2011, respectively.

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

2012	$3,043
2013	3,043
2014	3,043
2015	3,043
2016	3,043
After 2016	21,301

Total	$36,516

Notes Payable	12 Months Ended
Dec. 31, 2011
Notes Payable
(4)	Notes Payable

Notes payable consist of the following at December 31, 2010 and 2011 (in thousands):

	2010	2011
Term A-1 Loan, interest at Prime +3.00% or LIBOR (subject to a 2.00% floor) + 4.00%, which was 6.00% at December 31, 2010	$3,000	—
Term A-2 Loan, interest at Prime +4.50% or LIBOR (subject to a 2.00% floor) + 5.50%, which was 7.50% at December 31, 2010 and LIBOR +5.50%, which was 7.75% at December 31, 2011	44,133	33,185
Term B Loan, interest at Prime + 10.75% or LIBOR (subject to a 2.00% floor effective June 25, 2010) + 11.75%, which was 13.75% at December 31, 2010, and LIBOR + 11.75%, which was 14.00% at December 31, 2011	62,000	62,000

The Term A-1 Loan, Term A-2 Loan, and the Term B Loan are subject to Amendment No. 5 to Amended and Restated Credit Agreement dated June 25, 2010, Waiver and Amendment No. 4 to Amended and Restated Credit Agreement dated June 9, 2009, Waiver and Amendment No. 3 to Amended and Restated Credit Agreement dated June 10, 2008, Waiver and Amendment No. 2 to Amended and Restated Credit Agreement dated June 25, 2007, Consent, Waiver, and Amendment No. 1 to Amended and Restated Credit Agreement dated April 28, 2006, and to the Amended and Restated Credit Agreement dated February 4, 2005, secured by all assets and liabilities

	109,133	95,185

Less current portion	(12,500)	(8,134)

	$96,633	87,051

The maturities of the notes outstanding as of December 31, 2011 are as follows (in thousands):

2012	$95,185

Total	$95,185

See revised maturities table at Note 12 for debt recapitalization that occurred subsequent to year end.

Principal and interest payments are due and paid periodically in accordance with the note terms. The Term A-2 Note and the Term B Note are held by a number of lenders, some of whom are also minority shareholders of the Company and therefore are related parties.

On June 25, 2010, the Company entered into Amendment No. 5 to Amended and Restated Credit Agreement (Fifth Amendment). As part of the Fifth Amendment, the existing Term A Loan was replaced by new Term A-1 and Term A-2 loans in the amount of $10.5 million and $44.1 million, respectively. The final maturity of Term A-1 is February 2011, and the final maturity of Term A-2 is March 2012. In addition, the Term-B loan amount was reset to $62.0 million, with a final maturity of September 2012. Fees associated with the Fifth Amendment of $1,172,000 were capitalized, and are being amortized to interest expense over the lives of the respective loans along with existing fees at June 25, 2010 of $1,501,000.

On June 9, 2009, the Company entered into a Waiver and Amendment No. 4 to Amended and Restated Credit Agreement (Fourth Amendment) in which certain restrictive covenants were amended or waived through February 4, 2011.

Fees associated with the Fourth Amendment totaling $1,023,000 were capitalized and were expensed over the amendment period up to the signing of the Fifth Amendment on June 25, 2010, after which they have been expensed over the lives of the loans as laid out in the Fifth Amendment. These fees were paid in cash.

On June 10, 2008, the Company entered into a Waiver and Amendment No. 3 to Amended and Restated Credit Agreement (Third Amendment) in which certain restrictive covenants were amended or waived. The Third Amendment called for the Company to refinance its debt by June 15, 2009 in which case it would not be required to pay-in-kind (by addition to the principal of the outstanding term loans) to the lenders an additional amendment fee of $3,000,000. The Company did not refinance its debt by the June 15, 2009 date, and as a consequence, $1,100,000 was added to the principal balance of the Term A loan, and $1,900,000 was added to the principal balance of the Term B loan. The $3,000,000 fee was being expensed over the period June 15, 2009 – February 4, 2011 up to the signing of the Fifth Amendment on June 25, 2010, after which it has been expensed over the lives of the loans as laid out in the Fifth Amendment.

The February 4, 2005, Amended and Restated Credit Agreement contains certain restrictive financial covenants, which require, among other things, that the Company meet a minimum fixed charge coverage ratio, minimum interest coverage ratio, maximum total debt to EBITDA ratio, and maximum capital expenditures limit. The Fifth Amendment amended certain of these financial covenants for the period June 25, 2010 through September 30, 2012, while the Fourth Amendment amended certain of these financial covenants for the period June 9, 2009 through February 4, 2011.

The Company has a line of credit subject to the terms of the Fifth Amendment, the Fourth Amendment, the Third Amendment, the Second Amendment, and the February 4, 2005 Amended and Restated Credit Agreement. Under the terms of the agreements, borrowings may not exceed $10 million at December 31, 2011 and 2010. Borrowings accrue interest at Prime (subject, under the Fifth Amendment, to a floor equal to the greatest of the Prime Rate per The Wall Street Journal, the Federal Funds Rate +0.50%, or 3.00%) + 2.75% or LIBOR (subject, under the Fifth Amendment, to a floor of 2.00%) + 3.75%, which was 6.00% at December 31, 2011, and at Prime + 2.75% or LIBOR + 3.75%, which was 5.75% at December 31, 2010. The line expires March 30, 2012. Borrowings under this line of credit at December 31, 2011 and 2010 were $8,198,000. In addition, the Company has letters of credit outstanding in the amount of $1,400,000 and $1,410,000 that are secured by the line of credit, leaving remaining borrowing capacity under the line of credit of $402,000 and $392,000 at December 31, 2011 and 2010, respectively.

Commitments under Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments under Operating Leases
6.	Commitments under Operating Leases

We lease office facilities and certain equipment. In January 2012, we renewed two of our facilities leases and entered into a new lease agreement for approximately 6,000 square feet in Livermore, California.

Future minimum rental commitments under non-cancelable leases as of September 30, 2012 are as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$413
2013	1,620
2014	1,643
2015	1,272
2016	838
Thereafter	628

Total	$6,414

Lease expense was $0.5 million and $1.5 million respectively, for the three and nine months ended September 30, 2011, and $0.6 million and $1.9 million for the three and nine months ended September 30, 2012, respectively.

(5)	Commitments under Operating Leases

The Company leases office facilities and certain equipment. Future minimum rental commitments under noncancelable leases as of December 31, 2011 are as follows (in thousands):

Year ending December 31:
2012	$1,402
2013	699
2014	687
2015	128
2016	7

Total	$2,923

Lease expense was $1,835,000, $1,949,000 and $1,950,000 in 2009, 2010 and 2011, respectively.

Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Capital Stock
7.	Capital Stock

(a)	Redemption of Series A Preferred Stock

On March 19, 2012, we recapitalized. As part of the recapitalization, 3,897,000 shares of Series A Convertible Preferred Stock were converted into conversion units, which consisted of one share of Series B Preferred Stock and one share of Common Stock. The Series B Preferred shares plus accrued dividends were redeemed for cash of $44 million, and 3,897,000 shares of Common Stock were issued to the holders of the redeemed Series A Convertible Preferred Stock.

In June 2012, the remaining 1,399,000 shares of Series A Convertible Preferred Stock were converted into conversion units of one share of Series B Preferred Stock and one share of Common Stock. The shares Series B Preferred Stock plus accrued dividends were redeemed for cash of $16.3 million and 1,399,000 shares of Common Stock were issued to the holders of the redeemed Series A Convertible Preferred Stock.

(b)	Issuance of Shares of Common Stock as Compensation

As part of the March 19, 2012 recapitalization, the Company issued to its financial advisor as compensation in connection with the debt portion of the recapitalization 215,044 shares of Common Stock valued at approximately $2.8 million based upon a price of $13 per share. This amount represents debt issuance costs and is being amortized to expense over the 5 to 6 year life of the loans described in Note 5.

(c)	Initial Public Offering

In August 2012, we completed our initial public offering (IPO) in which we issued and sold 1,924,000 shares of Common Stock at a public offering price of $9.00 per share. We received net proceeds of $12.8 million after deducting underwriter discounts and commissions of $1.0 million and other offering expenses of approximately $3.4 million. In addition, a financial advisor to the Company was paid $0.9 million through the issuance of 103,500 shares of Common Stock valued at $9.00 per share.

(6)	Capital Stock

The total number of shares of capital stock that the Company has authority to issue is 96,000,000, consisting of 18,000,000 shares of Series A Participating Senior Preferred Stock (Series A Preferred Stock), $0.0001 par value per share (Series A Preferred Stock); 18,000,000 shares of Series B Redeemable Senior Preferred Stock, $0.0001 par value per share (Series B Preferred Stock); and 60,000,000 shares of Common Stock, $0.0001 par value per share.

(a)	Series A Preferred Stock

Issuance—On May 23, 2006, the Company sold 5,295,676 shares of Series A Preferred Stock to shareholders at a price of $5.67 per share, receiving gross proceeds of $30,000,000, and net proceeds of $29,925,000 after issuance costs of $75,000.

Dividends—The holders of Series A Preferred Stock are entitled to receive dividends as declared by the board of directors. The dividends accrue on a daily basis at the rate of 12% per annum on the sum of the Liquidation Value plus accumulated dividends and accrued and unpaid dividends thereon from the date of issuance of the Preferred Stock. As of December 31, 2011, the Company has accrued dividends payable of $28,248,000 recorded as an increase to the Series A Preferred Stock.

Voting—Each share of Series A Preferred Stock entitles the holder to cast a number of votes per share equal to the number of votes that the holder would be entitled to cast assuming that such shares of Series A Preferred Stock have been converted into shares of Common Stock.

Liquidation—In the event of any liquidation, dissolution, or winding up of the Company, before any distribution or payment to holders of Common Stock, but on parity with the holders of Series B Preferred Stock, holders of shares of Series A Preferred Stock are entitled to be paid an amount equal to the Liquidation Value of $5.67 per share plus any accumulated or accrued but unpaid dividends thereon. In addition to the payments set forth above, the holders of shares of Series A Preferred Stock are entitled to participate, on a parity and ratably on a per-share basis with the holders of Common Stock, with respect to all such distributions or payments that the holders of Series A Preferred Stock would be entitled to receive with respect to the number of shares of Common Stock into which such holders’ shares of Series A Preferred Stock were convertible immediately prior to any relevant record date or payment date in connection with liquidation, dissolution, or winding up, but only to the extent that shares of Common Stock would participate in such distributions or payments (and such payment shall be junior to all equity securities of the Company that rank senior to the Common Stock, including without limitation the Series B Preferred Stock).

Conversion—The Series A Preferred Stock is convertible into Conversion Units (as defined below), at a rate of one Conversion Unit for one share of Series A Preferred Stock. A Conversion Unit consists of (i) the number of shares of Common Stock determined by dividing the Liquidation Value of the Series A Preferred Stock by the Conversion Price then in effect (the Common Portion) and (ii) one share of Series B Preferred Stock (the Series B Portion) subject to adjustments. If upon conversion there are any unpaid, accrued, or accumulated dividends due on the shares of Series A Preferred Stock, such dividends continue to be deferred, but are considered unpaid, accrued, or accumulated dividends (as the case may be) due on the Series B Preferred Stock.

•	Optional conversion—Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, into a Conversion Unit at any time after the date of issuance of such share.

•

Automatic conversion—Each share of Series A Preferred Stock automatically can be converted into Conversion Units on the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Series A Preferred Stock.

•

Conversion price—The initial Conversion Price of the shares issued in May 2006 is $5.67 per share. In order to prevent dilution of the conversion rights granted to the holders of the Series A Preferred Stock, the Conversion Price is subject to adjustment from time to time under certain circumstances. If the Company (i) declares a dividend on the Common Stock payable in shares of its capital stock (including Common Stock), (ii) subdivides the outstanding Common Stock, (iii) combines the outstanding Common Stock into a smaller number of shares, or (iv) issues any shares of its capital stock in a reclassification of the Common Stock, then, in each such case, the Conversion Price is to be proportionately adjusted so that, in connection with a conversion of the shares of Series A Preferred Stock after such date, the holder of shares of Series A Preferred Stock would be entitled to receive the aggregate number and kind of shares of capital stock, which, if the conversion had occurred immediately prior to such date, the holder would have owned upon such conversion and been entitled to receive by virtue of such dividend, subdivision, combination, or reclassification.

(b)	Series B Preferred Stock

Issuances—There are no outstanding shares of Series B Preferred Stock.

Dividends—The holders of Series B Preferred Stock are entitled to receive dividends, as declared by the Board of Directors. Dividends accrue on a daily basis at the rate of 12% per annum on the sum of the Liquidation Value thereof plus all accumulated dividends and accrued and unpaid dividends thereon from and including the date of issuance of such Preferred Stock. Such dividends accrue whether or not they are declared.

Voting—The holders of Series B Preferred Stock do not have any right to vote.

Liquidation—In the event of any liquidation, dissolution, or winding up of the Company, before any distribution or payment to holders of Common Stock, but on parity with the holders of Series A Preferred Stock, the holders of shares of Series B Preferred Stock are entitled to be paid an amount equal to the Liquidation Value ($5.67 per share) plus any accumulated or accrued but unpaid dividends thereon.

Redemption—The Company, at its option, has the ability to redeem all or any portion of the shares of Series B Preferred Stock then outstanding. The total sum payable by the Corporation per share of Series B Preferred Stock so redeemed equals the Liquidation Value thereof plus an amount equal to all accumulated or accrued and unpaid dividends thereon (the Series B Redemption Price).

The Series B Preferred Stock is subject to mandatory redemption in the event of an initial public offering at a price per share equal to the Series B Redemption Price.

The Series B Preferred Stock is subject to redemption on or after January 7, 2011 at the request of the holders of a majority of the Series A and Series B Preferred Stock (together as a single class).

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
8.	Stock-based Compensation

Total stock-based compensation expense charged as salaries and benefits expense in the consolidated statements of operations was $0.03 million and $0.08 million, respectively, for the three and nine months ended September 30, 2011 and $0.8 million and $0.9 million, respectively for the three and nine months ended September 30, 2012.

Options have been granted, exercised, and canceled as follows:

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2011	5,664,750	$0.80	5.2
Granted	2,464,109	10.40
Forfeited	(2,700)	1.31
Exercised	(213,440)	0.64

Outstanding at September 30, 2012	7,912,719	$3.79	6.1

Exercisable at September 30, 2012	4,791,943	$0.61	4.0

The Company’s board of directors and stockholders approved the 2012 Stock Incentive Plan, or the 2012 Plan, in July 2012. The 2012 Plan became effective immediately prior to the Company’s August 9, 2012 effective date, and will expire on July 19, 2022, unless extended by approval of the Company’s board of directors and stockholders. The 2012 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of nonstatutory stock options, restricted stock, stock appreciation rights, stock unit awards and cash-based awards to employees, non-employee directors and consultants. The Company has reserved 4,300,000 shares of common stock under the 2012 Plan.

On August 10, 2012, the Company’s board of directors awarded a total of 2,364,000 options to employees. We estimated the fair value of the August 10, 2012 grant to be $11.4 million using a Black-Scholes option pricing model, and the following assumptions:

Expected dividend yield	—
Risk-free interest rate	1.01%
Expected volatility	48.3%
Expected life	6.5

The estimated value of the August 10, 2012 grant is being amortized to salaries and benefits expense over a five year period.

(7)	Stock-Based Compensation

(a)	Stock Options

The Company has established the 2004 DCS Holdings Stock Option Plan, the DCS Holdings, Inc. 2004 Equity Incentive Plan (Performant Financial Corporation is the new name of DCS Holdings, Inc.), and the Performant Financial Corporation 2007 Stock Option Plan (the Plans). Under the terms of the 2004 DCS Holdings Stock Option Plan, stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. “Tranche I” options granted under the 2004 DCS Holdings Stock Option Plan generally vest over a five-year period. “Tranche II” options granted under the plan allow for accelerated vesting in as few as five years if certain performance criteria are met, with full vesting occurring in no later than the end of seven years.

Under the terms of the DCS Holdings, Inc. 2004 Equity Incentive Plan, incentive and nonqualified stock options, stock bonuses, and rights to acquire restricted stock may be granted for up to 3,600,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the DCS Holdings, Inc. 2004 Equity Incentive Plan generally vest over a four-year period.

Under the terms of the Performant Financial Corporation 2007 Stock Option Plan, incentive and nonqualified stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the Performant Financial Corporation 2007 Stock Option Plan generally vest over a five-year period.

The exercise price of incentive stock options shall generally not be less than 100% of the fair market value of the Common Stock subject to the option on the date that the option is granted. The exercise price of nonqualified stock options shall generally not be less than 85% of the fair market value of the Common Stock subject to the option on the date that the option is granted. Options issued under the Plans have a maximum term of 10 years and vest over schedules determined by the board of directors. Options issued under the Plans generally provide for immediate vesting of unvested shares in the event of a sale of the Company.

In 2005, in accordance with the guidance contained in FASB Topic ASC 718, the payment of $35.6 million in dividends to Common Stockholders at the February 4, 2005 recapitalization date was determined to be a deemed modification to the terms of the Company’s outstanding stock option agreements. The value of the Company’s outstanding stock options was therefore remeasured, resulting in a total of $11.5 million of noncash compensation costs as of the recapitalization date. Of this amount, $521,000, $415,000 and $0 have been amortized to compensation expense in 2009, 2010 and 2011, respectively, based on the vesting status of the underlying option shares.

The fair value of each new option award is estimated using the Black-Scholes option pricing model using the assumptions in the following table:

	2009	2010	2011
Valuation assumptions:
Expected volatility	37.5%	40.6%	39.8%
Expected term (years)	6.3	6.3	6.3
Risk-free interest rate	3.1%	2.8%	1.2%

The volatility rate is derived from historical volatility data of comparable peer companies over a term comparable to the expected term of the options issued. The expected term of the award is determined based on the average of the vesting term and the contractual term.

Options have been granted, exercised, and canceled as follows:

	Outstanding options	Weighted average exercise price per share	Weighted average remaining contractual life
Outstanding at December 31, 2008	4,699,750	$0.50	7.4

Granted	870,000	1.18
Forfeited	(126,250)	0.50
Exercised	—

Outstanding at December 31, 2009	5,443,500	$0.61	6.9

Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—

Outstanding at December 31, 2010	5,510,750	0.64	6.0

Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.2

Exercisable at December 31, 2011	4,440,550	0.58	4.6

Options available for issuance as of December 31, 2011 are 1,879,256.

Nonvested options outstanding as of December 31, 2011 and changes during 2011 were as follows:

	Nonvested options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life
Nonvested at December 31, 2010	2,254,200	$0.78	6.8
Granted	180,000	5.50
Vested	(1,204,802)	0.67
Forfeited	(5,198)	1.27

Nonvested at December 31, 2011	1,224,200	1.59	7.4

At December 31, 2010 and 2011, there was $367,000 and $568,000, respectively, of unrecognized stock-based compensation expense related to nonvested stock awards included as a component of additional paid-in capital.

At December 31, 2010, options with a weighted average exercise price of $0.55 were exercisable on 3,256,550 shares. Cash received from option exercises was $0 during 2010 and $359 during 2011. The intrinsic value associated with the exercise of options was $0 in 2009 and 2010, and $3,400 in 2011.

(b)	Restricted Stock

Option Agreements issued under the 2004 DCS Holdings Stock Option Plan allow for the participants to exercise options whether or not vesting has occurred, provided that the participants enter into a restricted stock agreement. The restricted stock agreement is to specify that the stock issued for unvested options will continue vesting, with the unvested shares subject to repurchase at the lower of original cost and fair market value.

In January 2005, two executives exercised a portion of their options, including unvested options, by entering into restricted stock agreements with the Company. The restricted stock agreements allow for the executives to receive dividend payments, subject to forfeiture if the executives leave the Company prior to the vesting of the restricted shares. On February 4, 2005, forfeitable dividends of $972,000 were paid on the executives’ unvested restricted shares. This amount has been recorded as “due from stockholders” in the equity caption of the consolidated balance sheet, and is being amortized into compensation expense as the underlying unvested restricted shares vest. Compensation expense associated with the forfeitable dividends received on unvested restricted shares was $106,000, $106,000 and $0 in 2009, 2010 and 2011, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
(8)	Employee Benefit Plans

(a)	401(k) Salary Deferral Plan

The Company has a 401(k) Salary Deferral Plan (the Plan) covering all full-time employees who have met certain service requirements. Employees may contribute a portion of their salary up to the maximum limit established by the Internal Revenue Code for such plans. Employer contributions are discretionary. No matching contributions were made during 2009, 2010 and 2011.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
9.	Income Taxes

Our effective income tax rate changed slightly from 40.0% for the nine months ended September 30, 2011 to 40.8% for the nine months ended September 30, 2012.

We file income tax returns with the U.S. federal government and various state jurisdictions. We are no longer subject to U.S. federal income tax examinations for years before 2008. We operate in a number of state and local jurisdictions, most of which have never audited our records. Accordingly, we are subject to state and local income tax examinations based upon the various statutes of limitations in each jurisdiction. We are currently being examined by the IRS and California.

(9)	Income Taxes

The Company’s income tax expense (benefit) consists of the following (in thousands):

	2009	2010	2011
Current:
Federal	$4,697	5,500	14,053
State	1,298	1,132	3,103

	5,995	6,632	17,156

Deferred:
Federal	$(2,260)	(172)	(7,350)
State	(664)	204	(2,290)

	(2,924)	32	(9,640)

	$3,071	6,664	7,516

The reconciliation between the amount computed by applying the U.S. federal statutory rate of 35% to income before taxes and the Company’s tax provision for 2009, 2010 and 2011 is as follows:

	2009	2010	2011
Expected federal income tax provision (benefit)	35%	35%	35%
State tax, net of federal benefit	5	5	3
Permanent differences	2	2	1
Other	(4)	(2)	(1)

	38%	40%	38%

The following table summarizes the components of the Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011 (in thousands):

	2010	2011
Deferred tax assets:
Bad debt reserve	$18	30
Vacation accrual	341	315
Remeasurement expense nonqualified stock options	1,156	1,137
Amortization of deferred finance costs	1,806	1,822
Acquisition costs	266	229
Bonus accrual	—	483
State tax deferral	433	1,041
Stock option compensation	702	690
Legal settlement	—	516
Deferred revenue	—	1,284
State tax credits	—	386
Other	—	409

	4,722	8,342
Valuation allowance	—	(148)

	4,722	8,194

Deferred tax liabilities:
Identifiable intangible assets	(21,095)	(14,307)
Book versus tax depreciation	(2,104)	(3,029)
Amortization of deferred finance costs	(428)	(135)
State net operating loss carryforward	(34)	(22)

	(23,661)	(17,493)

Net deferred tax liabilities	$(18,939)	(9,299)

The Company believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets, except for certain state tax credits. Income tax expense is allocated to the subsidiaries included in the consolidated tax return on the basis of the subsidiaries’ stand-alone tax provision.

The Company files federal and state income tax returns. For years before 2007, the Company is no longer subject to federal or state tax examinations.

The Company has state tax credits of $593,228 which can be carried forward indefinitely.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
11.	Related Party Transactions

Our notes payable, both before and after the recapitalization of March 19, 2012, are held by a number of lenders, some of whom also invested in our stock. As a result, these entities are considered related parties. Interest expense under these arrangements totaled $3.4 million and $10.2 million for the three and nine months ended September 30, 2011, respectively, and $3.1 million and $9.2 million for the three and nine months ended September 30, 2012, respectively, and debt extinguishment expense associated with the recapitalization totaled $3.7 million for the nine months ended September 30, 2012.

In an agreement dated April 13, 2012, the Company and an affiliate of Parthenon Capital Partners terminated an existing advisory services agreement, which called for quarterly payments of $0.1 million. As part of the April 13, 2012 termination agreement, the Company agreed to pay Parthenon Capital $1.3 million in equal quarterly installments of $0.1 million beginning in April 2012, provided that the remaining balance will become due and payable immediately upon the closing of an IPO or the sale of the Company. The Company paid two quarterly installments of $0.1 million and paid the remaining balance of $1.1 million on August 15, 2012, the date the IPO closed. The Company accrued expense of $1.3 million in the second quarter of 2012 to account for the termination agreement. In addition, the agreement specifies that the affiliate will be due a fee equal to 1% of the aggregate gross proceeds of an IPO offering or 1% of the aggregate consideration paid in connection with the sale of the Company, as applicable. The Company expensed and paid $0.9 million to Parthenon Capital Partners in August 2012 upon successful closing of the IPO.

(10)	Related-Party Transactions

The Company’s notes payable are held by a number of lenders, some of whom also invested in stock or option shares of the Company. As a result, these entities are considered related parties. Interest expense under these arrangements totaled $12,989,000, $13,233,000 and $12,276,000 for 2009, 2010 and 2011, respectively. During 2010 and 2011, the debt agreements were amended. See further discussion at Note 4.

The Company is a party to an advisory services agreement with an entity associated with its majority stockholder. Expenses incurred under this agreement totaled $684,000, $759,000 and $634,000 in 2009, 2010 and 2011, respectively.

In 2010, the Company entered into a year-to-year lease for condominium owned by a Company executive commencing March 2010. Payments for the unit totaled $22,500 and $27,000 in 2010 and 2011, respectively.

Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Other Commitments and Contingencies
(11)	Other Commitments and Contingencies

(a)	Trust Funds

The Company collects principal and interest payments and collection costs on defaulted loans for various contracting agencies. Cash collections for some of the Company’s customers are held in trust in bank accounts controlled by the Company. The Company remits trust funds to the contracting agencies on a regular basis. The amount of cash held in trust and the related liability are separated from and not included in the Company’s assets and liabilities. Cash held in trust for customers totaled $2,101,000 and $1,797,000 at December 31, 2010 and 2011, respectively.

(b)	Litigation

The Company, during the ordinary course of its operations, has been named in various legal suits and claims, several of which are still pending. In the opinion of management and the Company’s legal counsel, such legal actions will not have a material effect on the Company’s financial position or results of operations or cash flows.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events
12.	Subsequent Events

We have evaluated subsequent events through the date these consolidated financial statements were issued and there are no other events that have occurred that would require adjustments or disclosure to our consolidated financial statements.

(12)	Subsequent Events

On March 19, 2012, the Company recapitalized, entering into a credit agreement consisting of a Term A Loan of $57.0 million, a Term B Loan of $79.5 million, and a revolving credit facility of $11.0 million, of which $4.5 million has been drawn. In connection with the recapitalization, the Company’s old credit facility, scheduled to mature in 2012, was extinguished, and the Company’s indebtedness on the old facility was paid in full. Accordingly, the line of credit drawn and the notes payable presented on the December 31, 2011 balance sheet have been reclassified to long-term liabilities to the extent that payments under the new credit agreement extend beyond 2012. Payments under the credit agreement are as follows:

2012	$8,134
2013	10,845
2014	10,845
2015	10,845
2016	10,845
Thereafter	84,986

Total	$136,500

Proceeds from the new Term A, Term B, and revolving credit facility borrowings were used along with $14.5 million of Company cash to redeem 3,897,000 shares of Series A Preferred Stock (via conversion units as described in Note 6) plus accrued dividends for a total of $44.0 million. Fees paid in conjunction with the credit agreement totaled $6.5 million, including an agency fee for $1.5 million to an entity associated with the Company’s majority stockholder, and an agreement to grant 215,044 shares of common stock valued at approximately $1.2 million to an investment bank acting as advisor.

The Company has evaluated subsequent events from the balance sheet date through March 22, 2012, the date at which the consolidated financial statements were available to be issued.

Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2009, 2010, 2011

Allowance for doubtful accounts (in thousands):

	Balance at	Additions			Balance at
Description	Beginning of Period	Charged against Revenue	Recoveries	Charge-offs	End of Period
2009	$290	—	—	(69)	221
2010	221	37		(213)	45
2011	45	28	14	(10)	77

Estimated allowance and liability for appeals – RAC Contract (in thousands):

	Balance at	Additions	Appeals found in	Balance at
Description	Beginning of Period	Charged against Revenue	Providers favor	End of Period
2009	$—	—	—	—
2010	—	101	—	101	*
2011	101	1,743	(910)	934	*

*	Includes $101 and $484 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2010 and 2011, respectively

Organization and Description of Business	9 Months Ended
Sep. 30, 2012
Organization and Description of Business
1.	Organization and Description of Business

(a)	Basis of Presentation and Organization

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, the unaudited interim financial statements furnished herein include all adjustments necessary (consisting only of normal recurring adjustments) for a fair presentation of our and our subsidiaries’ financial position at September 30, 2012, the results of our operations for the three and nine months ended September 30, 2011 and 2012 and cash flows for the nine months ended September 30, 2011 and 2012. Interim financial statements are prepared on a basis consistent with our annual financial statements. The financial statements included herein should be read in conjunction with the consolidated financial statements for the years ended December 31, 2009, 2010 and 2011 and notes included in our Registration Statement on Form S-1, which is referred to as our Registration Statement.

We are a leading provider of technology-enabled recovery and analytics services in the United States. Our services help identify, restructure and recover delinquent or defaulted assets and improper payments for both government and private clients in a broad range of markets. Our clients typically operate in complex and regulated environments and outsource their recovery needs in order to reduce losses on billions of dollars of defaulted student loans, improper healthcare payments and delinquent state tax and federal treasury receivables. We generally provide our services on an outsourced basis, where we handle many or all aspects of the clients’ recovery processes.

Our consolidated financial statements include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary Performant Business Services, Inc., and its wholly owned subsidiaries Performant Recovery, Inc. (Recovery), and Performant Technologies, Inc. Effective August 13, 2012, we changed the name of our wholly owned subsidiary from DCS Business Services, Inc. (DCSBS) to Performant Business Services, Inc., and DCSBS’ wholly owned subsidiaries from Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI), to Performant Recovery, Inc., and Performant Technologies, Inc., respectively. PFC is a Delaware corporation headquartered in California and was formed in 2003. Performant Business Services, Inc. is a Nevada corporation founded in 1997. Recovery is a California corporation founded in 1976. Performant Technologies, Inc. is a California corporation that was formed in 2004. All significant intercompany balances and transactions have been eliminated in consolidation.

We are managed and operated as one business, with a single management team that reports to the Chief Executive Officer.

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, primarily accounts receivable, intangible assets, estimated liability for appeals, accrued expenses, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Our actual results could differ from those estimates.

As more fully described in Note 1 to the financial statements included in our Registration Statement, the accompanying financial statements have been restated to correct an error in the balance sheet presentation of the Company’s Series A Convertible Preferred Stock. The purpose of the restatement is to classify the balances outside of permanent equity, as they are redeemable at the option of the holders. The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
December 31, 2011
Redeemable preferred stock	$-	$58,248	$58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

(b)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s shares of Common Stock. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to additional paid-in capital. Concurrently with the stock split, the authorized Common Stock was increased from 25,000,000 shares to 60,000,000 shares. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

(c)	Revenues, Accounts Receivable, and Estimated Liability for Appeals

Revenue is recognized upon the collection of defaulted loan and debt payments. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients. Incentive revenue is recognized upon receipt of official notification of incentive award from customers. Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim or offset. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates are probable of being returned to providers following successful appeal. At December 31, 2011, a total of $0.9 million was presented as an allowance against accounts receivable, representing the Company’s estimate of claims that may be overturned. Of this amount, $0.5 million was related to amounts in accounts receivable and $0.5 million was related to commissions which had already been received. The Company has changed the presentation in its financial statements of its estimated liability with respect to commissions which have been received, from an allowance against accounts receivable to a liability captioned “estimated liability for appeals” at December 31, 2011. The $0.5 million balance at December 31, 2011, and the $3.7 million balance as of September 30, 2012, represents the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected and recognized as revenues at such dates. In addition to the $3.7 million amount accrued at September 30, 2012, the Company estimates that it is reasonably possible that it could be required to pay an additional amount up to approximately $1.5 million as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenues in the applicable period would be reduced by the amount of the excess.

Acquisition	9 Months Ended
Sep. 30, 2012
Acquisition
2.	Acquisition

In February 2012, we purchased a perpetual software license and computer equipment from HOPS, a non-public Florida company, in a transaction valued at $3.7 million. The purchase agreement calls for a total of $4.0 million in cash payments to be made over an approximate 3 year period, beginning with an initial payment of $0.8 million which was made in February 2012, followed by quarterly payments of $0.3 million. As part of the transaction valuation, these payments were discounted to a present value using an estimate of our incremental borrowing rate. The purchase is being treated as a business combination for accounting purposes; the following table summarizes the estimated fair values of the assets acquired at the acquisition date (in thousands):

February 1, 2012
Computer equipment	$280
Identifiable intangible assets	3,400

Total identifiable assets acquired	$3,680

The following table summarizes the fair values of the intangible assets acquired from HOPS (in thousands):

February 1, 2012
Perpetual license	$3,250
Customer relationships	150

Total	$3,400

The acquired intangible assets will be amortized over their estimated useful lives, which are 5 and 4 years for the perpetual license and customer relationships, respectively.

The following represents our pro forma Consolidated Statements of Income as if HOPS had been included in our consolidated results for the three and nine months ending September 30, 2011 (in thousands, except per share data):

(unaudited)	For the Three Months Ended September 30, 2011	For the Nine Months Ended September 30, 2011
Total revenue	$42,323	$121,275
Net income available to common shareholders	$3,174	$8,964
Earnings per share attributable to common shareholders
Basic	$0.07	$0.21
Diluted	$0.07	$0.20

Credit Agreement	9 Months Ended
Sep. 30, 2012
Credit Agreement
5.	Credit Agreement

On March 19, 2012 we recapitalized, entering into a credit agreement (the Agreement) consisting of a Term A Loan of $57.0 million, a Term B Loan of $79.5 million, and a revolving credit facility of $11.0 million. In connection with the recapitalization, our old credit facility, scheduled to mature in 2012, was extinguished, and our indebtedness on the old facility was paid in full. On June 28, 2012, the Agreement was amended to increase the Term B Loan to $99 million. Payments under the Agreement are as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$2,760
2013	11,040
2014	11,040
2015	11,040
2016	11,040
Thereafter	103,609

Total	$150,529

Proceeds from the new Term A, Term B, and revolving credit facility borrowings were used along with $14.5 million of our cash to repay our old notes payable and line of credit in the amount of $103.4 million and to redeem 3,897,000 shares of Series A Convertible Preferred Stock plus accrued dividends for a total of $44.0 million. Fees paid in conjunction with the credit agreement totaled $6.5 million, including an agency fee for $1.5 million to an entity associated with our majority stockholder, and an agreement to grant 215,000 shares of Common Stock valued at approximately $2.8 million to an investment bank acting as advisor.

Proceeds from the additional Term B borrowings were used to redeem the remaining 1,399,000 shares of Series A Convertible Preferred Stock outstanding plus accrued dividends for a total of $16.3 million. Fees paid in conjunction with the credit agreement totaled $0.8 million, including an agency fee for $0.2 million to an entity associated with our majority stockholder. Remaining proceeds of $2.3 million were used along with existing cash to pay off the line of credit balance of $4.5 million.

The Term A Loan is charged interest either at Prime (subject to a 2.50% floor) +4.25% or LIBOR (subject to a 1.50% floor) +5.25%, which was 6.75% at September 30, 2012. The Term A loan requires quarterly payments of $2.5 million beginning in June 2012, with the remaining outstanding principal balance due March 19, 2017.

The Term B loan is charged interest at Prime +4.75% (subject to a 2.50% floor) or LIBOR (subject to a 1.50% floor) +5.75% which was 7.25% at September 30, 2012. The Term B loan requires quarterly payments of $0.2 million beginning in June 2012, with the outstanding principal balance due March 19, 2018.

We have a line of credit under the Agreement which allows for borrowings of up to $11 million. Borrowings accrue interest at Prime + 4.25% or LIBOR + 5.25%, which was 7.5% at September 30, 2012. Both the Prime and the LIBOR alternatives are subject to minimum rate floors. There were no outstanding borrowings under this line of credit at September 30, 2012, and a letter of credit outstanding in the amount of $1.4 million, leaving remaining borrowing capacity under the line of credit of $9.6 million at September 30, 2012. The line of credit expires in March 19, 2017.

The Agreement contains certain restrictive financial covenants, which require, among other things, that we meet a minimum fixed charge coverage ratio and maximum total debt to EBITDA ratio.

During our March 19, 2012 recapitalization, debt issuance costs of $5.0 million were capitalized, including $1.5 million of agent fees paid to an entity associated with our majority stockholder, and $0.8 million paid to third parties for legal and other services and a grant of 215,044 shares of Common Stock issued as compensation to an investment bank acting as financial advisor valued at approximately $2.8 million, based upon a price of $13 per share. These costs are being amortized to expense over the life of the new loans.

We capitalized an additional $0.8 million related to our June 28, 2012 amendment to the Agreement, which included $0.2 million of agent fees paid to an entity associated with our majority stockholders, and $0.04 million paid to third parties for legal and other services. Debt issuance costs are being amortized to interest expense over the life of the new loans. Accumulated amortization of debt issuance costs amounted to $0.6 million at September 30, 2012.

Debt extinguishment costs of $3.7 million were expensed, including $3.3 million of fees paid to lenders, and $0.3 million of unamortized debt issuance costs associated with the old credit facility.

Earnings per Share	9 Months Ended
Sep. 30, 2012
Earnings per Share
10.	Earnings per Share

Basic income per share is calculated by dividing net income available to holders of Common Stock by the sum of the weighted average number of shares of Common Stock outstanding during the period plus the weighted average number of shares of Series A Convertible Preferred Stock outstanding during the period. The shares of Series A Convertible Preferred Stock are included in the basic denominator because they can be converted into shares of Common Stock for no cash consideration, and are thus considered outstanding shares of Common Stock in computing basic earnings per share. Diluted income per share is calculated by dividing net income available to common shareholders by the weighted average number of shares of Common Stock and dilutive common share equivalents outstanding during the period. Common share equivalents consist of stock options and restricted stock units. The Company excluded from the calculation of diluted earnings per share for the three months and nine months ended September 30, 2012 options to purchase 2,364,000 shares whose combined exercise price, unamortized fair value and excess tax benefits were greater in each of those periods than the average price for the Company’s common stock because their effect would be anti-dilutive.

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Weighted average shares outstanding – basic	42,962	44,337	42,962	43,519
Diluted effect of stock options	2,062	3,474	1,684	3,645

Weighted average shares outstanding – diluted	45,024	47,811	44,646	47,164

Organization and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization
(a)	Organization

These consolidated financial statements of Performant Financial Corporation and subsidiaries (the Company) include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary DCS Business Services, Inc. (DCSBS), and DCSBS’ wholly owned subsidiaries Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI). PFC is a Delaware corporation headquartered in California and was formed in 2003. DCSBS is a Nevada corporation founded in 1997. DCS is a California corporation founded in 1976. VFI is a California corporation that was formed in 2004.

The Company is a leading provider of collections and default management services for various forms of delinquent debt for the U.S. Department of Education, state and national guarantors of student loans, and defaulted debts owed to the federal and state governments. The Company contracts with its clients to provide collection services on a contingency-fee basis. The Company has collection offices in California, Oregon, Pennsylvania, and Texas. The Company also provides services to the Federal Department of Health and Human Services Centers for Medicare and Medicaid Services, where the Company audits and recovers improper payments made by Medicare for medical claims submitted by healthcare providers. VFI offers risk management services that enable financial institutions to proactively manage private student loan portfolios to mitigate the incidence of nonperforming loan assets.

Stock Split
(b)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s shares of Common Stock. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to additional paid-in capital. Concurrently with the stock split, the authorized Common Stock was increased from 25,000,000 shares to 60,000,000 shares. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

(b)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s common shares. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to Additional paid-in capital. Concurrently with the stock split, the authorized common stock was increased from 25,000,000 shares to 60,000,000 shares.

Basis of Presentation and Organization
(a)	Basis of Presentation and Organization

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, the unaudited interim financial statements furnished herein include all adjustments necessary (consisting only of normal recurring adjustments) for a fair presentation of our and our subsidiaries’ financial position at September 30, 2012, the results of our operations for the three and nine months ended September 30, 2011 and 2012 and cash flows for the nine months ended September 30, 2011 and 2012. Interim financial statements are prepared on a basis consistent with our annual financial statements. The financial statements included herein should be read in conjunction with the consolidated financial statements for the years ended December 31, 2009, 2010 and 2011 and notes included in our Registration Statement on Form S-1, which is referred to as our Registration Statement.

We are a leading provider of technology-enabled recovery and analytics services in the United States. Our services help identify, restructure and recover delinquent or defaulted assets and improper payments for both government and private clients in a broad range of markets. Our clients typically operate in complex and regulated environments and outsource their recovery needs in order to reduce losses on billions of dollars of defaulted student loans, improper healthcare payments and delinquent state tax and federal treasury receivables. We generally provide our services on an outsourced basis, where we handle many or all aspects of the clients’ recovery processes.

Our consolidated financial statements include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary Performant Business Services, Inc., and its wholly owned subsidiaries Performant Recovery, Inc. (Recovery), and Performant Technologies, Inc. Effective August 13, 2012, we changed the name of our wholly owned subsidiary from DCS Business Services, Inc. (DCSBS) to Performant Business Services, Inc., and DCSBS’ wholly owned subsidiaries from Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI), to Performant Recovery, Inc., and Performant Technologies, Inc., respectively. PFC is a Delaware corporation headquartered in California and was formed in 2003. Performant Business Services, Inc. is a Nevada corporation founded in 1997. Recovery is a California corporation founded in 1976. Performant Technologies, Inc. is a California corporation that was formed in 2004. All significant intercompany balances and transactions have been eliminated in consolidation.

We are managed and operated as one business, with a single management team that reports to the Chief Executive Officer.

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, primarily accounts receivable, intangible assets, estimated liability for appeals, accrued expenses, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Our actual results could differ from those estimates.

As more fully described in Note 1 to the financial statements included in our Registration Statement, the accompanying financial statements have been restated to correct an error in the balance sheet presentation of the Company’s Series A Convertible Preferred Stock. The purpose of the restatement is to classify the balances outside of permanent equity, as they are redeemable at the option of the holders. The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
December 31, 2011
Redeemable preferred stock	$-	$58,248	$58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

(d)	Principles of Consolidation

These consolidated financial statements include the accounts of PFC, DCSBS, VFI, and DCS. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Consolidated Financial Statements
(e)	Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of consolidated financial statements, in conformity with U.S. generally accepted accounting principles (U.S. GAAP), requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include the carrying value of property, equipment, and leasehold improvements; the allowance for doubtful accounts; and the carrying value of goodwill and identifiable intangible assets. Actual results could differ from those estimates.

Cash and Cash Equivalents
(f)	Cash and Cash Equivalents

Cash and cash equivalents include demand deposits and highly liquid debt instruments with original maturities of three months or less when purchased. These investments can include money market funds that invest in highly liquid U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, and commercial paper.

The Company collects monies on behalf of its clients. Cash is often held on behalf of the clients in various trust accounts and is subsequently remitted to the clients based on contractual agreements. Cash held in these trust accounts for contracting agencies is not included in the Company’s assets (Note 11(a)).

Hosted Service Installation and Implementation Deliverables
(g)	Hosted Service Installation and Implementation Deliverables

In 2008, the Company entered into a long-term contract to provide hosted services to a client beginning in March 2009. The Company determined that certain installation and implementation deliverables were not separate units of accounting within the contract, and should be combined for revenue recognition purposes with the hosted service deliverable. Accordingly, revenue for these contract elements is being taken ratably from the commencement of hosted services in March 2009 through the contract period of March 2018. Additionally, the Company deferred the direct incremental costs associated with the installation and implementation deliverables, with the costs being expensed ratably from the March 2009 commencement of services through March 2018.

Property, Equipment, and Leasehold Improvements
(h)	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, net of accumulated depreciation. Furniture and equipment are depreciated using the straight-line method over estimated useful lives ranging from 3 to 7 years. Buildings are depreciated using the straight-line method over 31.5 years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated life of the asset or the remaining term of the lease. Computer software and computer hardware are depreciated using the straight-line method over 3 years and 5 years, respectively.

Maintenance and repairs are charged to expense as incurred. Improvements that extend the useful lives of assets are capitalized.

When property is sold or retired, the cost and the related accumulated depreciation are removed from the consolidated balance sheet and any gain or loss from the transaction is included in the consolidated statements of operations.

Goodwill and Other Intangible Assets
(i)	Goodwill and Other Intangible Assets

Goodwill represents the excess of purchase price and related costs over the fair value assigned to the net assets of businesses acquired. Goodwill is not amortized, but instead is reviewed for impairment at least annually. Impairment is the condition that exists when the carrying amount of goodwill is not recoverable and its carrying amount exceeds its fair value. In accordance with Accounting Standard Update (ASU) 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, the Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2011, and concluded that there was no need to perform an impairment test. The Company applied impairment tests to its goodwill and determined that no impairment loss had occurred during 2010 and 2009.

Identifiable intangible assets consist of customer contracts and related relationships, trademarks and trade names, and covenants not to compete. Customer contracts and related relationships are amortized over their estimated useful life of 20 years. Covenants not to compete are amortized over their contractual terms of 2 to 5 years. Trademarks and trade names have been determined to have an indefinite life, and are not amortized.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets or intangibles may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2011, the Company recorded $13,400,000 of impairment expense to write off the carrying amount of the trade name intangible asset due to the Company’s contemplation of the retirement of the Diversified Collection Services, Inc. (DCS) trade name. The Company considers it unlikely that the DCS name will be used in the future. There was no impairment expense for intangible assets in 2010. The Company recorded $2,568,000 of impairment expense to reduce the carrying amount of the intangible asset due to the loss of a customer during 2009.

System Developments
(k)	System Developments

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASC) Subtopic 350-40, Internal-Use Software, which specifies that costs incurred during the application stage of development should be capitalized. All other costs are expensed as incurred. During 2009, 2010 and 2011, costs of $2,484,000, 2,112,000 and $2,532,000 respectively, were capitalized for projects in the application stage of development, with depreciation expense of $1,126,000, $1,469,000 and $2,080,000 respectively, for completed projects

Debt Issuance Costs
(l)	Debt Issuance Costs

Debt issuance costs represent loan, legal, and accounting fees paid in connection with the issuance of long-term debt. Debt issuance cost is amortized to interest expense in accordance with key terms of the notes as amended.

Revenues and Accounts Receivable
(m)	Revenues and Accounts Receivable

Collection revenue is recognized upon the collection of defaulted loan and debt payments. Bonus revenue is recognized upon receipt of official notification of bonus award from customers. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients.

For the year ended December 31, 2009, the Company had 3 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 3 clients is summarized in the table below (in thousands):

Description	2009 Revenue	Percent of total revenue
1	$25,915	23.6%
2	19,670	17.9%
3	12,496	11.4%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 4 clients is summarized in the table below (in thousands):

Description	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 5 clients is summarized in the table below (in thousands):

Description	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

The Company derived approximately 24%, 23% and 19% of revenues in 2009, 2010 and 2011, respectively, from a contract with one customer. Revenue from the largest three customers was 53%, 53% and 50% of total revenue in 2009, 2010 and 2011, respectively. Accounts receivable due from these three customers were 41%, 41% and 25% of total trade receivables at December 31, 2009, 2010 and 2011, respectively. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company determines the allowance for doubtful accounts by specific identification. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Legal Expenses
(n)	Legal Expenses
The Company recognizes legal fees related to litigation as they are incurred.
Comprehensive Income
(o)	Comprehensive Income
The Company has no components of comprehensive income other than its net income. Accordingly, comprehensive income is equivalent to net income.
Fair Value of Financial Instruments
(p)	Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, short-term debt and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values based on quoted market values or due to their short-term maturities. The carrying values of short-term debt, and long-term debt approximate fair value due to their variable interest rates, which approximate market rates.

Income Taxes
(q)	Income Taxes

The Company accounts for income taxes under the asset-and-liability method. Deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying value of assets and liabilities for financial reporting purposes and for taxation purposes. Deferred income tax assets and liabilities are measured using the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, included in FASB ASC Subtopic 740-10, Income Taxes—Overall, as of January 1, 2009, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Prior to the adoption of Interpretation No. 48, the Company recognized the effect of income tax positions only if such positions were probable of being sustained.

The Company believes its tax positions to be highly certain and thus has recorded no tax reserves during the years ended December 31, 2009, 2010 and 2011.

The Company records interest expense and penalties related to unrecognized tax benefits in selling, general, and administrative expenses. There were no interest or penalties related to uncertain tax positions incurred during the year ended December 31, 2009, 2010 and 2011.

Preferred Stock
(r)	Preferred Stock

The carrying amounts of preferred stock are periodically increased by amounts representing dividends not currently declared or paid, but which would be payable under certain redemption features. Such increases in carrying amounts are recorded against retained earnings.

Stock Options
(s)	Stock Options

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards, such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model.

FASB ASC Topic 718 also requires that excess tax benefits recognized in equity related to stock option exercises are reflected as financing cash inflows. While the Company did not have such tax benefits of deductions resulting from the exercise of stock options in 2009, 2010 and 2011, to the extent they occur, future benefits will be so presented.

Earnings per Share
(t)	Earnings per Share

Basic income per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding during the period plus the weighted average number of Series A preferred shares outstanding during the period. The Series A shares are included in the basic denominator because they can be converted into common shares for no cash consideration (via conversion units as further described in Note 6), and are thus considered outstanding common shares in computing basic earnings per share. Diluted income per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares and dilutive common share equivalents outstanding during the period. Our common share equivalents consist of stock options and restricted stock awards and units.

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2009	2010	2011
Weighted average shares outstanding—basic	42,962	42,962	42,962
Dilutive effect of stock options	0	2,057	2,780

Weighted average shares outstanding—diluted	42,962	45,019	45,742

Recent Accounting Pronouncements
(v)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a nonpublic entity, the ASU is effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of operations by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update No. 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of operations in 2012.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on the consolidated financial statements.

Reclassifications
(w)	Reclassifications

Certain reclassifications have been made to the 2009 and 2010 balances to conform to the 2011 presentation. Such reclassifications have no effect on net income or retained earnings as previously reported.

Revenues, Accounts Receivable, and Estimated Liability for Appeals
(c)	Revenues, Accounts Receivable, and Estimated Liability for Appeals

Revenue is recognized upon the collection of defaulted loan and debt payments. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients. Incentive revenue is recognized upon receipt of official notification of incentive award from customers. Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim or offset. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates are probable of being returned to providers following successful appeal. At December 31, 2011, a total of $0.9 million was presented as an allowance against accounts receivable, representing the Company’s estimate of claims that may be overturned. Of this amount, $0.5 million was related to amounts in accounts receivable and $0.5 million was related to commissions which had already been received. The Company has changed the presentation in its financial statements of its estimated liability with respect to commissions which have been received, from an allowance against accounts receivable to a liability captioned “estimated liability for appeals” at December 31, 2011. The $0.5 million balance at December 31, 2011, and the $3.7 million balance as of September 30, 2012, represents the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected and recognized as revenues at such dates. In addition to the $3.7 million amount accrued at September 30, 2012, the Company estimates that it is reasonably possible that it could be required to pay an additional amount up to approximately $1.5 million as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenues in the applicable period would be reduced by the amount of the excess.

Pro Forma
Earnings per Share
(u)	Pro Forma Net Income Per Share (unaudited)

In accordance with paragraph 3420.2 of the “SEC Division of Corporation Finance—Financial Reporting Manual”, a pro-forma calculation is presented on the face of the consolidated statement of operations regarding distributions to owners made at or prior to the closing of an initial public offering. In addition to historical basic and diluted weighted average shares outstanding, the pro-forma earnings per share calculation includes the following:

•

The number of offering shares that would be necessary to issue to redeem the remaining $58.2 million of Series B preferred stock that were outstanding as of December 31, 2011. At an offering price of $9 per share, approximately 6,473,000 shares would be required to be issued to redeem these remaining shares of series B preferred stock;

•

The number of offering shares that would be necessary to issue to pay Parthenon Capital Partners for the termination of the Advisory Services Agreement of $1.3 million. At an offering price of $9 per share, approximately 144,000 shares would be required to be issued to pay Parthenon Capital Partners the termination fee; and

•

The number of offering shares that would be necessary to pay the 1% transaction fee of $810,000 to Parthenon Capital Partners. At an offering price of $9 per share, approximately 90,000 shares would be required to be issued to pay Parthenon Capital Partners the transaction fee.

For purposes of the pro-forma per share calculation, the number of offering shares that would be required for each of the above, totaling approximately 6,707,000, have been added to the denominator for purposes of the pro forma disclosure.

Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement of Financial Statement

The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
December 31, 2011
Redeemable preferred stock	$-	$58,248	$58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

The following financial statement line items were affected (in thousands):

	As originally reported	As adjusted	Effect of the change
2011
Redeemable preferred stock	$-	58,248	58,248
Total stockholders equity/deficit	42,543	(15,705)	(58,248)

2010
Redeemable preferred stock	$-	51,753	51,753
Total stockholders equity/deficit	30,159	(21,594)	(51,753)

The per share impact of these changes is shown below.

	As originally reported	As adjusted	Effect of the change
2011
Net income (loss) per share attributable to common shareholders:
Basic	$0.16	$0.14	$(0.02)
Diluted	$0.15	$0.13	$(0.02)
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	40,446	45,742	5,296
2010
Net income (loss) per share attributable to common shareholders:
Basic	$0.11	$0.10	$(0.01)
Diluted	$0.11	$0.09	$(0.02)
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	39,723	45,019	5,296
2009
Net income (loss) per share attributable to common shareholders:
Basic	$0.00	$0.00	$-
Diluted	$0.00	$0.00	$-
Weighted average shares (in thousands)
Basic	37,666	42,962	5,296
Diluted	38,985	42,962	3,977

Revenue by Major Customer

For the year ended December 31, 2009, the Company had 3 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 3 clients is summarized in the table below (in thousands):

Description	2009 Revenue	Percent of total revenue
1	$25,915	23.6%
2	19,670	17.9%
3	12,496	11.4%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 4 clients is summarized in the table below (in thousands):

Description	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues were greater than 10 percent of the Company’s total revenues. The dollar amount and percent of total revenue of each of these 5 clients is summarized in the table below (in thousands):

Description	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Reconciliation of Basic to Diluted Weighted Average Shares

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Weighted average shares outstanding – basic	42,962	44,337	42,962	43,519
Diluted effect of stock options	2,062	3,474	1,684	3,645

Weighted average shares outstanding – diluted	45,024	47,811	44,646	47,164

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2009	2010	2011
Weighted average shares outstanding—basic	42,962	42,962	42,962
Dilutive effect of stock options	0	2,057	2,780

Weighted average shares outstanding—diluted	42,962	45,019	45,742

Property, Equipment, and Leasehold Improvements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Equipment and Leasehold

Property, equipment, and leasehold improvements consist of the following at December 31, 2011 and September 30, 2012 (in thousands):

	December 31, 2011	September 30, 2012
Land	$1,767	$1,767
Building and leasehold improvements	4,797	5,019
Furniture, equipment, and automobile	3,612	4,125
Computer hardware and software	31,197	37,803

Total	41,373	48,714

Less accumulated depreciation and amortization	(26,458)	(30,477)

Total	$14,915	$18,237

Property, equipment, and leasehold improvements consist of the following at December 31, 2010 and 2011 (in thousands):

	2010	2011
Land	$ 1,767	1,767
Building and leasehold improvements	4,672	4,797
Furniture, equipment, and automobile	3,310	3,612
Computer hardware and software	25,630	31,197

	35,379	41,373
Less accumulated depreciation and amortization	(21,854)	(26,458)

	$ 13,525	14,915

Identifiable Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2011 and September 30, 2012 (in thousands):

December 31, 2011	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,046	$(25,530)	$36,516
Covenants not to compete	3,600	(3,600)	—

Total intangible assets	$65,646	$(29,130)	$36,516

September 30, 2012	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,198	$(27,838)	$34,360
Covenants not to compete	3,600	(3,600)	—
Perpetual license	3,250	(433)	2,817

Total intangible assets	$69,048	$(31,871)	$37,177

Identifiable intangible assets consist of the following at December 31, 2010 and 2011 (in thousands):

December 31, 2010	Gross value	Accumulated amortization	Net value
Customer contracts and related relationships	$62,046	(22,487)	39,559
Covenants not to compete	3,600	(3,600)	—
Trademarks and trade names	13,400	—	13,400

Total identifiable intangible assets	$79,046	(26,087)	52,959

December 31, 2011	Gross value	Accumulated amortization	Net value
Customer contracts and related relationships	$62,046	(25,530)	36,516
Covenants not to compete	3,600	(3,600)	—

Total identifiable intangible assets	$65,646	(29,130)	36,516

Schedule of Estimated Aggregate Amortization Expense for Identifiable Intangible Assets

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$933
2013	3,731
2014	3,731
2015	3,731
2016	3,696
Thereafter	21,355

Total	$37,177

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

2012	$3,043
2013	3,043
2014	3,043
2015	3,043
2016	3,043
After 2016	21,301

Total	$36,516

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Components of Notes Payable

Notes payable consist of the following at December 31, 2010 and 2011 (in thousands):

	2010	2011
Term A-1 Loan, interest at Prime +3.00% or LIBOR (subject to a 2.00% floor) + 4.00%, which was 6.00% at December 31, 2010	$3,000	—
Term A-2 Loan, interest at Prime +4.50% or LIBOR (subject to a 2.00% floor) + 5.50%, which was 7.50% at December 31, 2010 and LIBOR +5.50%, which was 7.75% at December 31, 2011	44,133	33,185
Term B Loan, interest at Prime + 10.75% or LIBOR (subject to a 2.00% floor effective June 25, 2010) + 11.75%, which was 13.75% at December 31, 2010, and LIBOR + 11.75%, which was 14.00% at December 31, 2011	62,000	62,000

The Term A-1 Loan, Term A-2 Loan, and the Term B Loan are subject to Amendment No. 5 to Amended and Restated Credit Agreement dated June 25, 2010, Waiver and Amendment No. 4 to Amended and Restated Credit Agreement dated June 9, 2009, Waiver and Amendment No. 3 to Amended and Restated Credit Agreement dated June 10, 2008, Waiver and Amendment No. 2 to Amended and Restated Credit Agreement dated June 25, 2007, Consent, Waiver, and Amendment No. 1 to Amended and Restated Credit Agreement dated April 28, 2006, and to the Amended and Restated Credit Agreement dated February 4, 2005, secured by all assets and liabilities

	109,133	95,185

Less current portion	(12,500)	(8,134)

	$96,633	87,051

Maturity of Notes Outstanding	The maturities of the notes outstanding as of December 31, 2011 are as follows (in thousands):

2012	$95,185

Total	$95,185

Commitments under Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments Under Operating Leases

Future minimum rental commitments under non-cancelable leases as of September 30, 2012 are as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$413
2013	1,620
2014	1,643
2015	1,272
2016	838
Thereafter	628

Total	$6,414

Future minimum rental commitments under noncancelable leases as of December 31, 2011 are as follows (in thousands):

Year ending December 31:
2012	$1,402
2013	699
2014	687
2015	128
2016	7

Total	$2,923

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assumptions of Fair Value of New Options Award Using Black-Scholes Option Pricing Model

We estimated the fair value of the August 10, 2012 grant to be $11.4 million using a Black-Scholes option pricing model, and the following assumptions:

Expected dividend yield	—
Risk-free interest rate	1.01%
Expected volatility	48.3%
Expected life	6.5

The fair value of each new option award is estimated using the Black-Scholes option pricing model using the assumptions in the following table:

	2009	2010	2011
Valuation assumptions:
Expected volatility	37.5%	40.6%	39.8%
Expected term (years)	6.3	6.3	6.3
Risk-free interest rate	3.1%	2.8%	1.2%

Options Granted, Exercised and Cancelled

Options have been granted, exercised, and canceled as follows:

	Outstanding Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2011	5,664,750	$0.80	5.2
Granted	2,464,109	10.40
Forfeited	(2,700)	1.31
Exercised	(213,440)	0.64

Outstanding at September 30, 2012	7,912,719	$3.79	6.1

Exercisable at September 30, 2012	4,791,943	$0.61	4.0

Options have been granted, exercised, and canceled as follows:

	Outstanding options	Weighted average exercise price per share	Weighted average remaining contractual life
Outstanding at December 31, 2008	4,699,750	$0.50	7.4

Granted	870,000	1.18
Forfeited	(126,250)	0.50
Exercised	—

Outstanding at December 31, 2009	5,443,500	$0.61	6.9

Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—

Outstanding at December 31, 2010	5,510,750	0.64	6.0

Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.2

Exercisable at December 31, 2011	4,440,550	0.58	4.6

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following (in thousands):

	2009	2010	2011
Current:
Federal	$4,697	5,500	14,053
State	1,298	1,132	3,103

	5,995	6,632	17,156

Deferred:
Federal	$(2,260)	(172)	(7,350)
State	(664)	204	(2,290)

	(2,924)	32	(9,640)

	$3,071	6,664	7,516

Reconciliation of Federal Statutory Income Tax Expense to Actual Income Tax Expense

The reconciliation between the amount computed by applying the U.S. federal statutory rate of 35% to income before taxes and the Company’s tax provision for 2009, 2010 and 2011 is as follows:

	2009	2010	2011
Expected federal income tax provision (benefit)	35%	35%	35%
State tax, net of federal benefit	5	5	3
Permanent differences	2	2	1
Other	(4)	(2)	(1)

	38%	40%	38%

Components of Deferred Tax Assets and Liabilities

The following table summarizes the components of the Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011 (in thousands):

	2010	2011
Deferred tax assets:
Bad debt reserve	$18	30
Vacation accrual	341	315
Remeasurement expense nonqualified stock options	1,156	1,137
Amortization of deferred finance costs	1,806	1,822
Acquisition costs	266	229
Bonus accrual	—	483
State tax deferral	433	1,041
Stock option compensation	702	690
Legal settlement	—	516
Deferred revenue	—	1,284
State tax credits	—	386
Other	—	409

	4,722	8,342
Valuation allowance	—	(148)

	4,722	8,194

Deferred tax liabilities:
Identifiable intangible assets	(21,095)	(14,307)
Book versus tax depreciation	(2,104)	(3,029)
Amortization of deferred finance costs	(428)	(135)
State net operating loss carryforward	(34)	(22)

	(23,661)	(17,493)

Net deferred tax liabilities	$(18,939)	(9,299)

Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Payment Under Credit Agreement	Payments under the Agreement are as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$2,760
2013	11,040
2014	11,040
2015	11,040
2016	11,040
Thereafter	103,609

Total	$150,529

Payments under the credit agreement are as follows:

2012	$8,134
2013	10,845
2014	10,845
2015	10,845
2016	10,845
Thereafter	84,986

Total	$136,500

Acquisition (Tables)	9 Months Ended
Sep. 30, 2012
Estimated Fair Values of Assets Acquired

The purchase is being treated as a business combination for accounting purposes; the following table summarizes the estimated fair values of the assets acquired at the acquisition date (in thousands):

February 1, 2012
Computer equipment	$280
Identifiable intangible assets	3,400

Total identifiable assets acquired	$3,680

Estimated Fair Values of Intangible Assets Acquired From HOPS	The following table summarizes the fair values of the intangible assets acquired from HOPS (in thousands):

February 1, 2012
Perpetual license	$3,250
Customer relationships	150

Total	$3,400

Pro Forma Consolidated Statements of Income

The following represents our pro forma Consolidated Statements of Income as if HOPS had been included in our consolidated results for the three and nine months ending September 30, 2011 (in thousands, except per share data):

(unaudited)	For the Three Months Ended September 30, 2011	For the Nine Months Ended September 30, 2011
Total revenue	$42,323	$121,275
Net income available to common shareholders	$3,174	$8,964
Earnings per share attributable to common shareholders
Basic	$0.07	$0.21
Diluted	$0.07	$0.20

Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Dec. 31, 2009 Customer	Aug. 15, 2012	Jul. 26, 2012	Jul. 25, 2012
Organization And Summary Of Significant Accounting Policies [Line Items]
Stock split conversion ratio			2
Authorized common stock		500,000,000	60,000,000			500,000,000	60,000,000	25,000,000
Allowance against accounts receivable			$ 934,000
Accounts receivable			484,000
Commissions received			450,000
Probable amount of losses		3,700,000	450,000
Estimated additional commission accrued		1,500,000	750,000
Capitalized computer software			2,532,000	2,112,000	2,484,000
Capitalized computer software, amortization			2,080,000	1,469,000	1,126,000
Number of clients whose individual revenues exceeded 10% of total revenues			5	4	3
Tax reserves			0	0	0
Interest expense and penalties related to unrecognized tax benefits			0	0	0
Payment to related party termination of agreement		1,300,000
Percentage of fee due to affiliate, aggregate consideration		1.00%
Fees paid to affiliate, in connection with successful closing of IPO	900,000
Shares added to the denominator for calculation of earning per share			6,707,000
Series B Preferred Stock
Organization And Summary Of Significant Accounting Policies [Line Items]
Preferred stock outstanding value			58,200,000
Offering price, per share			$ 9
Shares to be issued for redemption			6,473,000
One Customer
Organization And Summary Of Significant Accounting Policies [Line Items]
Percent of total revenue			19.00%	23.00%	24.00%
Three Largest Customer
Organization And Summary Of Significant Accounting Policies [Line Items]
Percent of total revenue			50.00%	53.00%	53.00%
Percent of accounts receivable due from major customers			25.00%	41.00%	41.00%
Parthenon Capital Partners
Organization And Summary Of Significant Accounting Policies [Line Items]
Offering price, per share			$ 9
Payment to related party termination of agreement			1,300,000
Shares issued for advisory services agreement			144,000
Percentage of fee due to affiliate, aggregate consideration			1.00%
Fees paid to affiliate, in connection with successful closing of IPO			810,000
Shares issued for transaction fee			90,000
Trademarks and Trade names
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			Indefinite life
Impairment of Intangible Assets
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible asset			$ 13,400,000	$ 0	$ 2,568,000
Customer Contracts And Related Relationships
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			20 years
Buildings
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			31 years 6 months
Minimum | Covenants not to compete
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			2 years
Minimum | Furniture and equipment
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			3 years
Minimum | Computer software and computer hardware
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			3 years
Maximum | Covenants not to compete
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			5 years
Maximum | Furniture and equipment
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			7 years
Maximum | Computer software and computer hardware
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			5 years

Restatement of Financial Statement (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 01, 2009
Total stockholders equity/deficit	$ 17,316		$ 17,316		$ 42,543			$ 14,166
Net income (loss) per share attributable to common shareholders:
Basic	$ 0.14	$ 0.08	$ 0.34	$ 0.23
Diluted	$ 0.13	$ 0.08	$ 0.32	$ 0.22
Weighted average shares
Basic	44,337	42,962	43,519	42,962	42,962	42,962	42,962
Diluted	47,811	45,024	47,164	44,646	45,742	45,019	42,962
As originally reported
Total stockholders equity/deficit					42,543	30,159
Net income (loss) per share attributable to common shareholders:
Basic					$ 0.16	0.11	$ 0
Diluted					$ 0.15	0.11	$ 0
Weighted average shares
Basic					37,666	37,666	37,666
Diluted					40,446	39,723	38,985
As adjusted
Redeemable preferred stock					58,248	51,753
Total stockholders equity/deficit					(15,705)	(21,594)
Net income (loss) per share attributable to common shareholders:
Basic					$ 0.14	0.1	$ 0
Diluted					$ 0.13	0.09	$ 0
Weighted average shares
Basic					42,962	42,962	42,962
Diluted					45,742	45,019	42,962
Effect of the change
Redeemable preferred stock					58,248	51,753
Total stockholders equity/deficit					$ (58,248)	(51,753)
Net income (loss) per share attributable to common shareholders:
Basic					$ (0.02)	(0.01)
Diluted					$ (0.02)	(0.02)
Weighted average shares
Basic					5,296	5,296	5,296
Diluted					5,296	5,296	3,977

Details of Revenue by Major Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer 1
Revenue, Major Customer [Line Items]
Revenue	$ 30,732	$ 27,881	$ 25,915
Percent of total revenue	18.90%	22.60%	23.60%
Customer 2
Revenue, Major Customer [Line Items]
Revenue	28,504	20,776	19,670
Percent of total revenue	17.50%	16.80%	17.90%
Customer 3
Revenue, Major Customer [Line Items]
Revenue	21,812	17,287	12,496
Percent of total revenue	13.40%	14.00%	11.40%
Customer 4
Revenue, Major Customer [Line Items]
Revenue	21,549	15,445
Percent of total revenue	13.20%	12.50%
Customer 5
Revenue, Major Customer [Line Items]
Revenue	$ 17,934
Percent of total revenue	11.00%

Reconciliation of Basic to Diluted Weighted Average Shares (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted Average Number of Shares Outstanding [Line Items]
Weighted average shares outstanding - basic	44,337	42,962	43,519	42,962	42,962	42,962	42,962
Diluted effect of stock options	3,474	2,062	3,645	1,684	2,780	2,057	0
Weighted average shares outstanding - diluted	47,811	45,024	47,164	44,646	45,742	45,019	42,962

Property, Equipment, and Leasehold Improvement (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 48,714	$ 41,373	$ 35,379
Less accumulated depreciation and amortization	(30,477)	(26,458)	(21,854)
Total	18,237	14,915	13,525
Land
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	1,767	1,767	1,767
Building And Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	5,019	4,797	4,672
Furniture, equipment, and automobile
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,125	3,612	3,310
Computer software and computer hardware
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 37,803	$ 31,197	$ 25,630

Property, Equipment, and Leasehold Improvements - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and Other Amortization Expenses [Line Items]
Depreciation and amortization expense of property, equipment and leasehold improvements	$ 1,500,000	$ 1,200,000	$ 4,300,000	$ 3,400,000	$ 4,721,000	$ 4,168,000	$ 3,828,000

Summary of Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	$ 69,048	$ 65,646	$ 79,046
Accumulated amortization	(31,871)	(29,130)	(26,087)
Net	37,177	36,516	52,959
Customer contracts and related relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	62,198	62,046	62,046
Accumulated amortization	(27,838)	(25,530)	(22,487)
Net	34,360	36,516	39,559
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	3,600	3,600	3,600
Accumulated amortization	(3,600)	(3,600)	(3,600)
Perpetual license
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	3,250
Accumulated amortization	(433)
Net	2,817
Trademarks and Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Amounts			13,400
Net			$ 13,400

Identifiable Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Line Items]
Amortization expense	$ 900,000	$ 800,000	$ 2,700,000	$ 2,300,000	$ 3,043,000	$ 3,043,000	$ 3,227,000

Schedule of Estimated Aggregate Amortization Expense for Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Actual and Estimated Amortization Expense [Line Items]
2012		$ 3,043
Remainder of 2012	933
2013	3,731	3,043
2014	3,731	3,043
2015	3,731	3,043
2016	3,696	3,043
After 2016	21,355	21,301
Net	$ 37,177	$ 36,516	$ 52,959

Components of Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Notes payable		$ 95,185	$ 109,133
Current maturities of notes payable	(11,040)	(8,134)	(12,500)
Notes payable, net of current portion	139,489	87,051	96,633
Term A-1 Loan
Debt Instrument [Line Items]
Notes payable			3,000
Term A-2 Loan
Debt Instrument [Line Items]
Notes payable		33,185	44,133
Term B Loan
Debt Instrument [Line Items]
Notes payable		$ 62,000	$ 62,000

Components of Notes Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Feb 4, 2005	Feb 4, 2005
Term A-1 Loan
Debt Instrument [Line Items]
Notes payable, description on variable rate basis		Interest at Prime +3.00% or LIBOR (subject to a 2.00% floor) + 4.00%, which was 6.00%
Notes payable, variable interest rate		6.00%
Term A-2 Loan
Debt Instrument [Line Items]
Notes payable, description on variable rate basis	Interest at Prime +4.50% or LIBOR +5.50%, which was 7.75%	Interest at Prime +4.50% or LIBOR (subject to a 2.00% floor) + 5.50%, which was 7.50%
Notes payable, variable interest rate	7.75%	7.50%
Term B Loan
Debt Instrument [Line Items]
Notes payable, description on variable rate basis	Interest at Prime + 10.75% or LIBOR + 11.75%, which was 14.00%	Interest at Prime + 10.75% or LIBOR (subject to a 2.00% floor effective June 25, 2010) + 11.75%, which was 13.75%
Notes payable, variable interest rate	14.00%	13.75%
Prime Rate Plus | Term A-1 Loan
Debt Instrument [Line Items]
Notes payable, basis spread on variable rate		3.00%
Prime Rate Plus | Term A-2 Loan
Debt Instrument [Line Items]
Notes payable, basis spread on variable rate	4.50%	4.50%
Prime Rate Plus | Term B Loan
Debt Instrument [Line Items]
Notes payable, basis spread on variable rate	10.75%	10.75%
LIBOR Plus | Term A-1 Loan
Debt Instrument [Line Items]
LIBOR floor rate		2.00%
Notes payable, basis spread on variable rate		4.00%
LIBOR Plus | Term A-2 Loan
Debt Instrument [Line Items]
LIBOR floor rate	2.00%	2.00%
Notes payable, basis spread on variable rate	5.50%	5.50%
LIBOR Plus | Term B Loan
Debt Instrument [Line Items]
LIBOR floor rate	2.00%	2.00%
Notes payable, basis spread on variable rate	11.75%	11.75%
Fifth Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun 25, 2010	Jun 25, 2010
Fourth Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun 9, 2009	Jun 9, 2009
Third Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun 10, 2008	Jun 10, 2008
Second Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun 25, 2007	Jun 25, 2007
First Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Apr 28, 2006	Apr 28, 2006

Maturities of Notes Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 95,185
Total	$ 95,185	$ 109,133

Notes Payable - Additional Information (Detail) (USD $)	Sep. 30, 2012	Jun. 25, 2010 Fifth Amendment	Jun. 25, 2010 Fourth Amendment	Jun. 10, 2008 Third Amendment	Sep. 30, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Dec. 31, 2010 Line of Credit	Dec. 31, 2011 Line of Credit Prime Rate Plus	Dec. 31, 2010 Line of Credit Prime Rate Plus	Dec. 31, 2011 Line of Credit Federal Funds Rate Plus Minimum	Dec. 31, 2010 Line of Credit Federal Funds Rate Plus Minimum	Dec. 31, 2011 Line of Credit Federal Funds Rate Plus Maximum	Dec. 31, 2010 Line of Credit Federal Funds Rate Plus Maximum	Dec. 31, 2011 Line of Credit LIBOR Plus	Dec. 31, 2010 Line of Credit LIBOR Plus	Dec. 31, 2011 Term A-1 Loan	Dec. 31, 2010 Term A-1 Loan Prime Rate Plus	Dec. 31, 2010 Term A-1 Loan LIBOR Plus	Dec. 31, 2011 Term A-2 Loan	Dec. 31, 2011 Term A-2 Loan Prime Rate Plus	Dec. 31, 2010 Term A-2 Loan Prime Rate Plus	Dec. 31, 2011 Term A-2 Loan LIBOR Plus	Dec. 31, 2010 Term A-2 Loan LIBOR Plus	Dec. 31, 2011 Term B Loan	Jun. 15, 2009 Term B Loan Third Amendment	Dec. 31, 2011 Term B Loan Prime Rate Plus	Dec. 31, 2010 Term B Loan Prime Rate Plus	Dec. 31, 2011 Term B Loan LIBOR Plus	Dec. 31, 2010 Term B Loan LIBOR Plus	Jun. 15, 2009 Term A Loan Third Amendment
Debt Instrument [Line Items]
Debt instrument, face amount																$ 10,500,000			$ 44,100,000					$ 62,000,000
Debt instrument, maturity date																2011-02			2012-03					2012-09
Capitalized fees amount		1,172,000	1,023,000	3,000,000																					1,900,000					1,100,000
Existing fees capitalized amount		1,501,000
Line of credit, maximum borrowings capacity					11,000,000	10,000,000	10,000,000
Line of credit, interest rate description						Borrowings accrue interest at Prime (subject, under the Fifth Amendment, to a floor equal to the greatest of the Prime Rate per The Wall Street Journal, the Federal Funds Rate +0.50%, or 3.00%) + 2.75% or LIBOR (subject, under the Fifth Amendment, to a floor of 2.00%) + 3.75%, which was 6.00%	Borrowings accrue interest at Prime + 2.75% or LIBOR + 3.75%, which was 5.75%
Debt, basis spread on variable rate								0.50%	0.50%	3.00%	3.00%	2.75%	2.75%	3.75%	3.75%		3.00%	4.00%		4.50%	4.50%	5.50%	5.50%			10.75%	10.75%	11.75%	11.75%
LIBOR floor rate														2.00%	2.00%			2.00%				2.00%	2.00%					2.00%	2.00%
Line of credit, interest rate						6.00%	5.75%
Expiry date of line of credit					Mar 19, 2017	Mar 30, 2012	Mar 30, 2012
Borrowings under line of credit	4,500,000					8,198,000	8,198,000
Letters of credit outstanding					1,400,000	1,400,000	1,410,000
Remaining borrowing capacity under the line of credit					$ 9,600,000	$ 402,000	$ 392,000

Commitments Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2012		$ 1,402
Remainder of 2012	413
2013	1,620	699
2014	1,643	687
2015	1,272	128
2016	838	7
Thereafter	628
Total	$ 6,414	$ 2,923

Commitments Under Operating Leases - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2012 Location sqft	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitment And Contingencies [Line Items]
Lease expense		$ 600,000	$ 500,000	$ 1,900,000	$ 1,500,000	$ 1,950,000	$ 1,949,000	$ 1,835,000
Facilities renewed	2
New lease agreement	6,000

Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended								9 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Aug. 15, 2012	Jul. 26, 2012	Jul. 25, 2012	Jun. 30, 2012	Mar. 19, 2012	Dec. 31, 2011	Aug. 15, 2012 Financial Advisor	Sep. 30, 2012 Term A Loan	Sep. 30, 2012 Term B Loan	May 23, 2006 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 19, 2012 Series A Preferred Stock	Mar. 31, 2012 Series B Preferred Stock	Sep. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Jun. 30, 2012 Common Stock	May 19, 2012 Common Stock	Jun. 30, 2012 Series B Convertible Preferred Stock	May 19, 2012 Series B Convertible Preferred Stock
Capital Stock [Line Items]
Capital stock, shares authorized									96,000,000
Preferred stock, authorized shares			0	50,000,000										18,000,000					18,000,000
Preferred stock, par value			$ 0.0001											$ 0.0001					$ 0.0001
Common Stock, shares authorized			500,000,000	500,000,000	60,000,000	25,000,000			60,000,000
Common stock value per share			$ 0.0001					$ 13	$ 0.0001
Preferred stock, shares sold													5,295,676
Preferred stock, sold price per share													$ 5.67						$ 9
Gross proceeds from preferred stock issued													$ 30,000,000
Net proceeds from preferred stock issued													29,925,000
Issuance costs from stock issued	900,000												75,000
Preferred stock, dividend accrue rate														12.00%					12.00%
Preferred stock, accrued dividends payable														28,248,000
Preferred stock, liquidation preference, per share														$ 5.67					$ 5.67
Preferred stock, initial Conversion Price														$ 5.67
Conversion of Series A Convertible Preferred Stock into one share of Series B Preferred Stock and one share of Common Stock															1,399,000	3,897,000			6,473,000
Redemption of series B Preferred stock							16,300,000	44,000,000
Common Stock issued to holders of Redeemed Series A Convertible Preferred Stock																	3,897,000	1,399,000
Preferred stock conversion basis																				1	1	1	1
Common stock issued as compensation, shares			215,044
Value of granted shares to investment bank		2,800,000	2,800,000
Amortization of debt issuance costs											6 years	5 years
Common stock, issued shares			45,321,000	1,924,000						103,500
Offering price of common stock				$ 9						$ 9
Proceeds from issuance initial public offering			12,800,000
Underwriters discounts and commissions			1,000,000
Other offering expenses			3,400,000
Amount paid to financial advisor			$ 900,000

Stock-based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 04, 2005	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 10, 2012	Jun. 19, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares reserved under plan										4,300,000
Payment of dividends to Common Stockholders	$ 35,600,000
Noncash compensation cost	11,500,000
Compensation expense amortized						0	415,000	521,000
Options available for issuance						1,879,256
Unrecognized stock-based compensation expense related to nonvested stock awards						568,000	367,000
Cash received from option exercises				137,000
Stock-based compensation expense		800,000	30,000	900,000	80,000
Estimated fair value of options granted									11,400,000
Amortization period of estimated value of options				5 years
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date of 2012 stock incentive plan				Jul 19, 2022
Number of options awarded to employees				2,364,000
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value						100.00%
Nonqualified Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value						85.00%
Options issued, expiration term						10 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeitable dividends paid	972,000
Stock-based compensation expense						0	106,000	106,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercisable weighted average exercise price		$ 0.61		$ 0.61		$ 0.58	$ 0.55
Options, exercisable shares		4,791,943		4,791,943		4,440,550	3,256,550
Cash received from option exercises						359	0
Intrinsic value associated with the exercise of options						$ 3,400	$ 0	$ 0
2004 DCS Holdings Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized but unissued						4,000,000
Vesting period						4 years
Number of common stock shares reserved under plan						3,600,000
2004 DCS Holdings Stock Option Plan | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years
2004 DCS Holdings Stock Option Plan | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						7 years
2007 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years
Number of common stock shares reserved under plan						4,000,000

Stock Option Valuation Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield
Risk-free interest rate	1.01%	1.20%	2.80%	3.10%
Expected volatility	48.30%	39.80%	40.60%	37.50%
Expected life	6 years 6 months	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days

Options Granted, Exercised and Canceled (Detail) (Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options
Stock Based Compensation Activity [Line Items]
Options, Beginning balance	5,664,750	5,510,750	5,443,500	4,699,750
Options, Granted	2,464,109	180,000	202,000	870,000
Options, Forfeited	(2,700)	(25,282)	(134,750)	(126,250)
Options, Exercised	(213,440)	(718)
Options, Ending balance	7,912,719	5,664,750	5,510,750	5,443,500
Options, Exercisable ending balance	4,791,943	4,440,550	3,256,550
Weighted Average Exercise Price per Share, Outstanding Beginning balance	$ 0.8	$ 0.64	$ 0.61	$ 0.5
Weighted Average Exercise Price per Share, Granted	$ 10.4	$ 5.5	$ 1.5	$ 1.18
Weighted Average Exercise Price per Share, Forfeited	$ 1.31	$ 0.74	$ 0.56	$ 0.5
Weighted Average Exercise Price per Share, Exercised	$ 0.64	$ 0.5
Weighted Average Exercise Price per Share, Outstanding ending balance	$ 3.79	$ 0.8	$ 0.64	$ 0.61
Weighted Average Exercise Price per Share, Exercisable at December 31, 2011	$ 0.61	$ 0.58	$ 0.55
Weighted Average Remaining Contractual Life, Options Outstanding beginning balance	5 years 2 months 12 days			7 years 4 months 24 days
Weighted Average Remaining Contractual Life, Options Outstanding ending balance	6 years 1 month 6 days	5 years 2 months 12 days	6 years	6 years 10 months 24 days
Weighted Average Remaining Contractual Life, Options Exercisable ending balance	4 years	4 years 7 months 6 days

Nonvested Options Outstanding (Detail) (Nonvested Options, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nonvested Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Beginning balance	2,254,200
Options, Granted	180,000
Options, Vested	(1,204,802)
Options, Forfeited	(5,198)
Options, Ending balance	1,224,200	2,254,200
Weighted Average Exercise Price per Share, Outstanding Beginning balance	$ 0.78
Weighted Average Exercise Price per Share, Granted	$ 5.5
Weighted Average Exercise Price per Share, Vested	$ 0.67
Weighted Average Exercise Price per Share, Forfeited	$ 1.27
Weighted Average Exercise Price per Share, Outstanding ending balance	$ 1.59	$ 0.78
Weighted Average Remaining Contractual Life, Nonvested Options Outstanding beginning balance		6 years 9 months 18 days
Weighted Average Remaining Contractual Life, Nonvested Options Outstanding ending balance	7 years 4 months 24 days

Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan [Line Items]
Matching contributions	$ 0	$ 0	$ 0
401(k) Salary Deferral Plan, Description	The Company has a 401(k) Salary Deferral Plan (the Plan) covering all full-time employees who have met certain service requirements. Employees may contribute a portion of their salary up to the maximum limit established by the Internal Revenue Code for such plans. Employer contributions are discretionary.

Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal					$ 14,053	$ 5,500	$ 4,697
State					3,103	1,132	1,298
Current, total					17,156	6,632	5,995
Deferred:
Federal					(7,350)	(172)	(2,260)
State					(2,290)	204	(664)
Deferred, total			173		(9,640)	32	(2,924)
Total Expense (Benefit)	$ 4,601	$ 3,439	$ 11,698	$ 9,839	$ 7,516	$ 6,664	$ 3,071

Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax [Line Items]
U.S federal statutory rate			35.00%	35.00%	35.00%
Effective income tax rate	40.80%	40.00%	38.00%	40.00%	38.00%
State
Income Tax [Line Items]
State Tax Credit			593,228

Reconciliation of Federal Statutory Income Tax Expense to Actual Income Tax Expense (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Effective Tax Rates Line Items
Expected federal income tax provision (benefit)			35.00%	35.00%	35.00%
State tax, net of federal benefit			3.00%	5.00%	5.00%
Permanent differences			1.00%	2.00%	2.00%
Other			(1.00%)	(2.00%)	(4.00%)
Effective income tax rate	40.80%	40.00%	38.00%	40.00%	38.00%

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Bad debt reserve	$ 30	$ 18
Vacation accrual	315	341
Remeasurement expense nonqualified stock options	1,137	1,156
Amortization of deferred finance costs	1,822	1,806
Acquisition costs	229	266
Bonus accrual	483
State tax deferral	1,041	433
Stock option compensation	690	702
Legal settlement	516
Deferred revenue	1,284
State tax credits	386
Other	409
Deferred Tax Assets, Gross, Total	8,342	4,722
Valuation allowance	(148)
Deferred Tax Assets, Net of Valuation Allowance, Total	8,194	4,722
Deferred tax liabilities:
Identifiable intangible assets	(14,307)	(21,095)
Book versus tax depreciation	(3,029)	(2,104)
Amortization of deferred finance costs	(135)	(428)
State net operating loss carryforward	(22)	(34)
Deferred Tax Liabilities, Net	(17,493)	(23,661)
Net deferred tax liabilities	$ (9,299)	$ (18,939)

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 15, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Related Party Transaction [Line Items]
Interest expense under these arrangements			$ 3,100,000	$ 3,400,000	$ 9,200,000	$ 10,200,000	$ 12,276,000	$ 13,233,000	$ 12,989,000
Related party transactions, advisory fees							634,000	759,000	684,000
Related party, lease payment							27,000	22,500
Debt extinguishment expense					3,700,000
Quarterly installments of related party transaction		1,100,000			100,000
Related party transactions, accrued expense										1,300,000
Payment to related party termination of agreement					1,300,000
Aggregate gross proceeds of an IPO offering			1.00%		1.00%
Percentage of fee due to affiliate, aggregate consideration			1.00%		1.00%
Fees paid to affiliate, in connection with successful closing of IPO	$ 900,000
Termination of agreement					Apr 13, 2012

Other Commitments and Contingencies - Additional Information (Detail) (Cash held in trust, USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash held in trust
Commitments and Contingencies Disclosure [Line Items]
Cash held in trust for customers	$ 1,797,000	$ 2,101,000

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended			9 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Mar. 19, 2012 Term A Loan	Mar. 19, 2012 Term B Loan	Sep. 30, 2012 Term B Loan Series A Preferred Stock	Mar. 19, 2012 Revolving credit facility	Mar. 19, 2012 Proceeds applied to revolving credit agreement	Mar. 19, 2012 Term A, Term B and revolving credit facility	Sep. 30, 2012 Term A, Term B and revolving credit facility	Mar. 19, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Sep. 30, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock
Credit Facility [Line Items]
Recapitalized amount under credit agreement				$ 57,000,000	$ 79,500,000		$ 11,000,000
Recapitalized amount under credit agreement								4,500,000
Cash and cash equivalents									14,500,000	14,500,000
Redemption of shares						1,399,000					3,897,000	3,897,000
Payment of accrued dividends						16,300,000			44,000,000	44,000,000
Fees paid in conjunction with the credit agreement						800,000			6,500,000	6,500,000
Agent fee to an entity associated with majority stockholders	200,000	1,500,000				200,000			1,500,000	1,500,000
Grant of common stock to investment bank acting as advisor		215,044							215,044	215,000
Value of granted shares to investment bank		$ 2,800,000	$ 2,800,000						$ 1,200,000	$ 2,800,000

Payment Under Credit Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Debt And Credit Agreements [Line Items]
2012		$ 8,134
Remainder of 2012	2,760
2013	11,040	10,845
2014	11,040	10,845
2015	11,040	10,845
2016	11,040	10,845
Thereafter	103,609	84,986
Total	$ 150,529	$ 136,500

Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Estimated Allowance and Liability for Appeals - RAC Contract
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 101	[1]
Additions Charged against Revenue	1,743		101
Appeals found in Providers Favor	(910)
Balance at End of Period	934	[1]	101	[1]
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	45		221		290
Additions Charged against Revenue	28		37
Recoveries	14
Charge-offs	(10)		(213)		(69)
Balance at End of Period	$ 77		$ 45		$ 221

[1]	Includes $101 and $484 related to the estimated allowance for appeals that apply to uncollected accounts receivable as of 2010 and 2011, respectively

Valuation And Qualifying Accounts (Parenthetical) (Detail) (Estimated Allowance and Liability for Appeals - RAC Contract, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated Allowance and Liability for Appeals - RAC Contract
Valuation and Qualifying Accounts Disclosure [Line Items]
Estimated allowance for appeals that apply to uncollected accounts receivable	$ 484	$ 101

Organization and Description of Business - Additional Information (Detail) (USD $)	Sep. 30, 2012	Aug. 15, 2012	Jul. 26, 2012	Jul. 25, 2012	Dec. 31, 2011
Organization And Description Of Business [Line Items]
Common stock, Authorized shares	500,000,000	500,000,000	60,000,000	25,000,000	60,000,000
Preferred stock, authorized shares	0	50,000,000
Allowance against accounts receivable					$ 934,000
Accounts receivable					484,000
Commissions received					450,000
Probable amount of losses	3,700,000				450,000
Accrued commissions	3,700,000
Estimated additional commission accrued	$ 1,500,000				$ 750,000

Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Feb. 01, 2012
Acquisitions [Line Items]
Date of purchase	2012-02
Purchased transaction valued		$ 3.7
Purchase agreement calls		4
Purchase agreement calls payment maturity period	3 years
Initial payment		0.8
Quarterly payments		$ 0.3
Perpetual license
Acquisitions [Line Items]
Estimated useful lives	5 years
Customer relationships
Acquisitions [Line Items]
Estimated useful lives	4 years

Estimated Fair Values of Asset Acquired at Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2012
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Computer equipment	$ 280
Identifiable intangible assets	3,400
Total identifiable assets acquired	$ 3,680

Estimated Fair Values of Intangible Assets Acquired From HOPS (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	$ 3,400
Perpetual license
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	3,250
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated fair values of the intangible assets acquired from HOPS	$ 150

Pro Forma Consolidated Statements of Income (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Business Acquisition, Pro Forma Information [Line Items]
Total revenue	$ 42,323	$ 121,275
Net income available to common shareholders	$ 3,174	$ 8,964
Earnings per share attributable to common shareholders
Basic	$ 0.07	$ 0.21
Diluted	$ 0.07	$ 0.2

Credit Agreement - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Jun. 30, 2012 Term A Loan	Sep. 30, 2012 Term A Loan	Mar. 19, 2012 Term A Loan	Jun. 30, 2012 Term B Loan	Jun. 30, 2012 Term B Loan	Sep. 30, 2012 Term B Loan	Mar. 19, 2012 Term B Loan	Sep. 30, 2012 Term B Loan Series A Preferred Stock	Mar. 19, 2012 Revolving credit facility	Mar. 19, 2012 Term A, Term B and revolving credit facility	Sep. 30, 2012 Term A, Term B and revolving credit facility	Mar. 19, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Sep. 30, 2012 Term A, Term B and revolving credit facility Series A Preferred Stock	Sep. 30, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Dec. 31, 2010 Line of Credit
Line of Credit Facility [Line Items]
Recapitalized amount under credit agreement						$ 57,000,000				$ 79,500,000		$ 11,000,000
Amendment of agreement to increase Term B Loan							99,000,000
Cash and cash equivalents													14,500,000	14,500,000
Repayments of notes payable and line of credit			103,400,000
Redemption of shares											1,399,000				3,897,000	3,897,000
Payment of accrued dividends											16,300,000		44,000,000	44,000,000
Fees paid in conjunction with the credit agreement											800,000		6,500,000	6,500,000
Agent fee to an entity associated with majority stockholders	200,000	1,500,000									200,000		1,500,000	1,500,000
Grant of common stock to investment bank acting as advisor		215,044											215,044	215,000
Value of granted shares to investment bank		2,800,000	2,800,000										1,200,000	2,800,000
Remaining proceeds from borrowings			2,300,000
Line of credit balance			4,500,000															8,198,000	8,198,000
Interest rate terms					Interest either at Prime (subject to a 2.50% floor) +4.25% or LIBOR (subject to a 1.50% floor) +5.25%, which was 6.75%				Interest at Prime +4.75% (subject to a 2.50% floor) or LIBOR (subject to a 1.50% floor) +5.75% which was 7.25%								Interest at Prime + 4.25% or LIBOR + 5.25%, which was 7.5%
Quarterly payments of principal				2,500,000				200,000
Expiry date of line of credit					Mar 19, 2017				Mar 19, 2018								Mar 19, 2017	Mar 30, 2012	Mar 30, 2012
Line of credit maximum borrowings capacity																	11,000,000	10,000,000	10,000,000
Borrowing under line of credit																	0
Letter of credit outstanding																	1,400,000	1,400,000	1,410,000
Remaining borrowing capacity under the line of credit																	9,600,000	402,000	392,000
Capitalized debt issuance costs	800,000	5,000,000
Payments to third parties for legal and other services	40,000	800,000
Grant of shares based on price		$ 13
Accumulated amortization of debt issuance costs			600,000
Payments of debt extinguishment costs			3,700,000
Fees paid to lenders			3,300,000
unamortized debt issuance costs			$ 300,000

Earnings Per Share - Additional Information (Detail)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of earnings per share	2,364,000	2,364,000